N-CSRS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09277

VIKING MUTUAL FUNDS
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31st

Date of reporting period: January 31, 2021

Item 1. REPORT TO SHAREHOLDERS

Viking Mutual Funds

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Semi-Annual Report | January 31, 2021

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian UMB Bank 928 Grand Blvd. Kansas City, MO 55479
Independent Registered Public Accounting Firm Cohen & Company, Ltd. 151 N. Franklin Street, Suite 575 Chicago, IL 60606

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Integrity Viking Funds’ (the “Funds”) annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, shareholder reports will be available on the Funds’ website (https://www.integrityvikingfunds.com/Documents), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you hold Fund shares through a financial intermediary and you already elected to receive shareholder reports electronically through your financial intermediary, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by notifying your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform your financial intermediary that you wish to continue receiving paper copies of your shareholder reports, or if you are a direct investor, by calling the Funds at 800-601-5593. Your election to receive reports in paper will apply to all Funds you hold directly or through your financial intermediary, as applicable.

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota (each a “Fund” and collectively the “Funds”) for the six-months ended January 31, 2021. The Funds’ portfolios and related financial statements are presented within for your review.

Economic Recap

During the period, the Federal Open Market Committee (“FOMC” or “Committee”), maintained the federal funds rate at 0 to ¼ percent. The Committee noted that the path of the economy will depend significantly on the course of the Coronavirus, including progress on vaccinations. Adding, the ongoing public health crisis will continue to weigh on economic activity, employment, and inflation, and poses considerable risks to the economic outlook. The Federal Reserve is committed to using its full range of tools to support the U.S. economy in this challenging time, thereby promoting its maximum employment and price stability goals.

Municipal Bond Market Recap

During the six-month period, municipal bonds delivered positive total returns. The municipal bond market, as measured by the Bloomberg Barclays Municipal Bond Index, posted a 2.01% total return for the period. Lower-rated, investment grade (i.e., BBB), municipal bonds outperformed their higher rated investment grade counterparts throughout the curve. Municipal issuance during the period totaled approximately $159.4 billion, a 13.0% decrease from the same period last year. Issuance in the first three months of the period was much higher versus the same time frame last year, mostly driven by issuers bringing deals to market due to election uncertainty and the possibility of post-election volatility. Issuance being pulled forward in the first half of the period caused a dramatic decrease in the following months. Strong demand for municipal bonds outpaced supply pushing municipal bond prices higher into the end of the period.

Fund Performance

The Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota had total returns of 0.61%, 0.70%, 0.35%, 0.97%, 1.07%, and 0.89% for Class A shares and 0.74%, 0.73%, 0.57%, 1.10%, 1.20%, and 1.11% for Class I shares respectively during the semi-annual period ended January 31, 2021. This compares to the Morningstar Muni Single State Intermediate Category which returned 1.14% for the period. This compares to the Bloomberg Barclays Capital Municipal Index’s return of 2.01%. The Funds underperformed the index during the period due to having a lower duration than the index. Additionally, the index is unmanaged and it is not possible to invest directly in an unmanaged index.

The current 3.8% Medicare surtax on investment income established by the Patient Protection and Affordable Care Act (municipals are exempt) combined with the high marginal tax rates at the federal and state levels boost the appeal of tax-exempt income. The federal marginal tax rate for taxpayers with adjusted gross incomes of $523,601 ($628,301 for married filing jointly) in 2021 is 37.0%. The after-tax yield of a 10-year U.S. Treasury Note yielding 1.08% as of January 31, 2021, falls to approximately 0.64% at the 37.0% federal tax rate plus the 3.8% Medicare surtax.

Finally, we recommend that shareholders view their investment as long-term. As difficult as they may be, periods of panic (and euphoria) tend to be transitory in nature and it’s the long-term investors that may be rewarded with the long-term benefits of tax-free income and relatively low volatility that municipal bonds have provided for decades.

If you would like more frequent updates, please visit the Fund’s website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management, LLC (“Viking Fund Management”, “VFM”, or the “Adviser”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.17%, 1.40%, 1.19%, 1.17%, 1.15%, and 1.26% respectively, for Class A, and 0.92%, 1.15%, 0.94%, 0.92%, 0.90%, and 1.01% respectively, for Class I. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%, 0.98%, 0.98%, 0.98%, 0.98%, and 0.98%, respectively, for Class A, and 0.73%, 0.73%, 0.73%, 0.73%, 0.73%, and 0.73%, respectively, for Class I. Each Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2021 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% for Class A and 0.73% for Class I of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2021 with the approval of the Funds’ Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund’s dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2021

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	3.33%	3.99%	2.72%	3.64%	4.05%
Class A With sales charge (2.50%)	0.75%	3.12%	2.20%	3.38%	3.97%
Class I Without sales charge	3.59%	4.21%	N/A	N/A	3.75%
* November 15, 1990 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.17% and 0.92%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2021 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2021 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2021

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	1.93%	2.96%	1.76%	3.13%	4.05%
Class A With sales charge (2.50%)	-0.62%	2.11%	1.24%	2.87%	3.96%
Class I Without sales charge	2.18%	3.22%	N/A	N/A	2.73%
* December 5, 1991 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.40% and 1.15%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2021 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2021 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2021

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	2.14%	3.46%	2.34%	3.55%	3.57%
Class A With sales charge (2.50%)	-0.38%	2.60%	1.83%	3.29%	3.47%
Class I Without sales charge	2.40%	3.75%	N/A	N/A	3.30%
* November 17, 1993 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.19% and 0.94%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2021 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2021 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2021

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	2.58%	3.83%	2.53%	3.76%	3.81%
Class A With sales charge (2.50%)	-0.01%	2.94%	2.00%	3.49%	3.71%
Class I Without sales charge	2.84%	4.12%	N/A	N/A	3.56%
* September 25, 1996 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.17% and 0.92%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98%. and 0.73%, respectively The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2021 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2021 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

VIKING TAX-FREE FUND FOR MONTANA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2021

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	2.78%	3.86%	2.47%	3.63%	3.78%
Class A With sales charge (2.50%)	0.24%	3.00%	1.97%	3.37%	3.66%
Class I Without sales charge	3.03%	4.12%	N/A	N/A	2.52%
* August 3, 1999 for Class A; August 1, 2016 for Class I

The total annual fund operating expense ratio for Class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.15% and 0.90%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2021 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2021 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2021

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	1.88%	3.23%	2.12%	3.39%	3.78%
Class A With sales charge (2.50%)	-0.70%	2.36%	1.61%	3.12%	3.66%
Class I Without sales charge	2.23%	3.52%	N/A	N/A	2.14%
* August 3, 1999 for Class A; August 1, 2016 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.26% and 1.01%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2021 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2021 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2021 (unaudited)

General Obligation	40.3%
Health Care	14.5%
Utilities	13.5%
Pre-Refunded	13.0%
Other Revenue	8.7%
Cash Equivalents and Other	4.5%
Education	4.3%
Transportation	1.2%

100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2021 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.5%)

Education (4.3%)
Johnson County Community College Foundation Inc 4.000% 11/15/2023	$870,000	$959,975
Kansas Development Finance Authority 2.000% 05/01/2035 Callable @ 100.000 05/01/2029	960,000	1,000,157
Kansas Development Finance Authority 3.000% 06/01/2031 Callable @ 100.000 06/01/2028	500,000	563,025
Kansas Development Finance Authority 3.000% 10/01/2044 Callable @ 100.000 10/01/2027	500,000	520,890
Kansas Development Finance Authority 5.000% 06/01/2027 Callable @ 100.000 06/01/2021	250,000	254,158
		3,298,205
General Obligation (40.3%)
*Allen County Unified School District No 257 3.000% 09/01/2038 Callable @ 100.000 09/01/2028	1,000,000	1,078,590
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2027 Callable @ 100.000 09/01/2024	250,000	289,570
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2028 Callable @ 100.000 09/01/2024	250,000	291,515
City of Arkansas City KS 2.000% 08/01/2036 Callable @ 100.000 02/01/2028	500,000	518,585
City of Bonner Springs KS 2.000% 09/01/2040 Callable @ 100.000 09/01/2027	325,000	328,949
City of Bonner Springs KS 3.000% 09/01/2044 Callable @ 100.000 09/01/2028	1,060,000	1,164,240
City of Burlingame KS 3.000% 09/01/2045 Callable @ 100.000 09/01/2027	365,000	382,224
City of Hillsboro KS 3.000% 09/01/2024	100,000	106,502
City of Hillsboro KS 3.000% 09/01/2027 Callable @ 100.000 09/01/2026	225,000	246,564
City of Hillsboro KS 3.000% 09/01/2028 Callable @ 100.000 09/01/2026	230,000	247,266
City of Hillsboro KS 3.000% 09/01/2029 Callable @ 100.000 09/01/2026	240,000	255,454
City of Hutchinson KS 2.500% 10/01/2040 Callable @ 100.000 10/01/2029	420,000	444,650
City of Ozawkie KS 3.000% 09/01/2039 Callable @ 100.000 09/01/2027	335,000	360,872
City of Prairie Village KS 3.000% 09/01/2049 Callable @ 100.000 09/01/2027	1,500,000	1,641,045
City of South Hutchinson KS 4.000% 10/01/2038 Callable @ 100.000 10/01/2025	355,000	390,227
City of Topeka KS 3.000% 08/15/2021	1,000,000	1,014,900
City of Topeka KS 3.000% 08/15/2022	500,000	521,290
City of Wichita KS 2.000% 12/01/2038 Callable @ 100.000 12/01/2028	250,000	254,675
City of Wichita KS 4.500% 09/01/2022	150,000	150,044
City of Wichita KS 4.750% 09/01/2027	180,000	180,058
County of Clay KS 4.000% 10/01/2036 Callable @ 100.000 10/01/2024	500,000	545,675
County of Johnson KS 2.000% 09/01/2034 Callable @ 100.000 09/01/2029	500,000	534,860
County of Linn KS 3.000% 07/01/2036 Callable @ 100.000 07/01/2029	1,100,000	1,212,574
County of Scott KS 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	601,905
County of Seward KS 5.000% 08/01/2034	240,000	240,778
County of Thomas KS 3.000% 12/01/2047 Callable @ 100.000 12/01/2029	1,000,000	1,078,240
Douglas County Unified School District No 348 Baldwin City 4.000% 09/01/2030 Callable @ 100.000 09/01/2025	250,000	286,130
Geary County Unified School District No 475 4.000% 09/01/2033 Callable @ 100.000 09/01/2025	350,000	396,214
Greenwood County Unified School District No 389 Eureka 4.000% 09/01/2021	150,000	153,020
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2037 Callable @ 100.000 09/01/2027	500,000	635,595
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2039 Callable @ 100.000 09/01/2027	2,000,000	2,578,020
Johnson County Unified School District No 231 Gardner Edgerton 5.000% 10/01/2025 Callable @ 100.000 10/01/2023	250,000	283,568
Leavenworth County Unified School District No 453 4.000% 09/01/2037 Callable @ 100.000 09/01/2026	650,000	738,907
Leavenworth County Unified School District No 464 4.000% 09/01/2031 Callable @ 100.000 09/01/2027	500,000	593,205
Linn County Unified School District No 362 Prairie View 3.000% 09/01/2035 Callable @ 100.000 09/01/2028	500,000	555,745
Lyon County Unified School District No 253 Emporia 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	750,000	876,255
Lyon County Unified School District No 253 Emporia 4.000% 09/01/2048 Callable @ 100.000 09/01/2027	1,000,000	1,110,090
Miami County Unified School District No 368 Paola 5.000% 09/01/2027 Callable @ 100.000 09/01/2021	10,000	10,304
Miami County Unified School District No 416 Louisburg 3.000% 09/01/2040 Callable @ 100.000 09/01/2028	400,000	432,616
Miami County Unified School District No 416 Louisburg 3.000% 09/01/2041 Callable @ 100.000 09/01/2028	400,000	431,436
Rice County Unified School District No 444 4.000% 09/01/2031 Callable @ 100.000 09/01/2027	710,000	849,721
Riley County Unified School District No 378 Riley 4.000% 09/01/2028 Callable @ 100.000 09/01/2027	680,000	823,725
Riley County Unified School District No 383 Manhattan Ogden 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	1,000,000	1,152,640
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2035 Callable @ 100.000 09/01/2024	405,000	462,218
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033 Callable @ 100.000 09/01/2022	85,000	91,491
Seward County Unified School District No 480 Liberal 5.000% 09/01/2034 Callable @ 100.000 09/01/2022	500,000	540,185
Wyandotte County Kansas City Unified Government 2.250% 08/01/2037 Callable @ 100.000 08/01/2028	410,000	429,660
Wyandotte County Kansas City Unified Government 2.250% 08/01/2038 Callable @ 100.000 08/01/2028	1,000,000	1,042,180
Wyandotte County Kansas City Unified Government 2.375% 08/01/2040 Callable @ 100.000 08/01/2028	1,000,000	1,040,180
Wyandotte County Unified School District No 500 Kansas City 5.000% 09/01/2026	1,000,000	1,244,140
		30,838,494
Health Care (14.5%)
Ashland Public Building Commission 5.000% 09/01/2030 Callable @ 100.000 09/01/2023	1,020,000	1,102,600
Ashland Public Building Commission 5.000% 09/01/2032 Callable @ 100.000 09/01/2024	550,000	610,264
Ashland Public Building Commission 5.000% 09/01/2035 Callable @ 100.000 09/01/2023	500,000	534,860
City of Lawrence KS 5.000% 07/01/2043 Callable @ 100.000 07/01/2028	1,500,000	1,807,485
City of Manhattan KS 5.000% 11/15/2023 Callable @ 100.000 11/15/2022	250,000	271,458
City of Manhattan KS 5.000% 11/15/2024 Callable @ 100.000 11/15/2022	250,000	271,438
City of Manhattan KS 5.000% 11/15/2029 Callable @ 100.000 11/15/2022	500,000	538,290
City of Olathe KS 4.000% 09/01/2028 Callable @ 100.000 09/01/2021	250,000	254,958
City of Olathe KS 4.000% 09/01/2030 Callable @ 100.000 09/01/2021	295,000	300,387
Kansas Development Finance Authority 4.125% 11/15/2027 Callable @ 100.000 11/15/2022	100,000	106,587
University of Kansas Hospital Authority 3.000% 03/01/2041 Callable @ 100.000 03/01/2030	500,000	515,945
University of Kansas Hospital Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2025	500,000	551,170
University of Kansas Hospital Authority 4.000% 09/01/2048 Callable @ 100.000 03/01/2029	1,000,000	1,136,200
University of Kansas Hospital Authority 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	580,605
University of Kansas Hospital Authority 5.000% 09/01/2048 Callable @ 100.000 03/01/2029	2,000,000	2,475,340
		11,057,584
Other Revenue (8.7%)
City of Manhattan KS 4.500% 12/01/2025	500,000	500,015
City of Manhattan KS 5.000% 12/01/2026	315,000	316,405
*City of Manhattan KS 5.000% 12/01/2032	1,000,000	1,000,170
City of Wichita KS 4.000% 09/01/2038 Callable @ 100.000 09/01/2027	1,000,000	1,105,720
Dickson County Public Building Commission 4.000% 08/01/2038 Callable @ 100.000 08/01/2028	750,000	877,388
Hoisington Public Building Commission 3.000% 11/01/2040 Callable @ 100.000 11/01/2029	660,000	706,167
Hoisington Public Building Commission 3.000% 11/01/2045 Callable @ 100.000 11/01/2029	500,000	530,150
Johnson County Public Building Commission 4.000% 09/01/2022	405,000	429,592
Kansas Development Finance Authority 3.000% 11/01/2033 Callable @ 100.000 11/01/2027	1,000,000	1,084,260
Washington County Public Building Commission 4.000% 09/01/2028 Callable @ 100.000 09/01/2022	100,000	105,613
		6,655,479
Pre-Refunded (13.0%)
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2029 Callable @ 100.000 09/01/2024	250,000	291,680
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2030 Callable @ 100.000 09/01/2024	250,000	291,680
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2031 Callable @ 100.000 09/01/2024	500,000	583,360
City of Olathe KS 4.000% 09/01/2030 Callable @ 100.000 09/01/2021	150,000	153,290
City of Wichita KS 5.000% 11/15/2029 Callable @ 100.000 11/15/2021	300,000	311,106
*Franklin County Unified School District No 290 Ottawa 5.000% 09/01/2040 Callable @ 100.000 09/01/2025	3,000,000	3,628,470
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029 Callable @ 100.000 09/01/2022	135,000	145,653
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029 Callable @ 100.000 09/01/2022	115,000	124,056
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034 Callable @ 100.000 09/01/2022	140,000	151,047
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034 Callable @ 100.000 09/01/2022	110,000	118,663
Leavenworth County Unified School District No 458 5.000% 09/01/2029 Callable @ 100.000 09/01/2023	500,000	562,195
Leavenworth County Unified School District No 469 4.000% 09/01/2030 Callable @ 100.000 09/01/2022	320,000	338,637
Miami County Unified School District No 368 Paola 5.000% 09/01/2027 Callable @ 100.000 09/01/2021	135,000	138,902
Miami County Unified School District No 368 Paola 5.000% 09/01/2027 Callable @ 100.000 09/01/2021	105,000	108,041
Neosho County Unified School District No 413 4.000% 09/01/2031 Callable @ 100.000 09/01/2023	250,000	269,373
Seward County Unified School District No 480 Liberal 4.250% 09/01/2039 Callable @ 100.000 09/01/2022	500,000	530,280
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033 Callable @ 100.000 09/01/2022	85,000	91,424
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033 Callable @ 100.000 09/01/2022	330,000	354,994
Washington County Public Building Commission 4.000% 09/01/2028 Callable @ 100.000 09/01/2022	500,000	530,690
Washington County Public Building Commission 5.000% 09/01/2032 Callable @ 100.000 09/01/2022	500,000	539,120
Washington County Public Building Commission 5.000% 09/01/2037 Callable @ 100.000 09/01/2022	400,000	430,632
Wyandotte County Unified School District No 202 Turner 5.000% 09/01/2025 Callable @ 100.000 09/01/2023	250,000	280,680
		9,973,972
Transportation (1.2%)
State of Kansas Department of Transportation 5.000% 09/01/2033 Callable @ 100.000 09/01/2025	500,000	592,560
State of Kansas Department of Transportation 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	250,000	296,425
		888,985
Utilities (13.5%)
City of McPherson KS Water System Revenue 2.000% 10/01/2037 Callable @ 100.000 10/01/2029	425,000	428,145
City of McPherson KS Water System Revenue 3.000% 10/01/2031 Callable @ 100.000 10/01/2029	150,000	172,169
City of McPherson KS Water System Revenue 3.000% 10/01/2032 Callable @ 100.000 10/01/2029	175,000	199,059
City of Topeka KS Combined Utility Revenue 4.000% 08/01/2023	500,000	546,800
Kansas Municipal Energy Agency 5.000% 04/01/2030 Callable @ 100.000 04/01/2026	250,000	298,558
Kansas Municipal Energy Agency 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	594,115
Kansas Municipal Energy Agency 5.000% 04/01/2033 Callable @ 100.000 04/01/2026	745,000	881,603
Kansas Municipal Energy Agency 5.000% 04/01/2035 Callable @ 100.000 04/01/2026	300,000	352,602
Kansas Municipal Energy Agency 5.000% 04/01/2038 Callable @ 100.000 04/01/2026	1,000,000	1,167,200
*Kansas Municipal Energy Agency 5.750% 07/01/2038 Callable @ 100.000 07/01/2023	1,000,000	1,109,640
Kansas Power Pool 4.000% 12/01/2031 Callable @ 100.000 12/01/2025	500,000	555,765
Saline County Public Building Commission/KS 2.000% 09/01/2031 Callable @ 100.000 09/01/2028	435,000	459,347
Saline County Public Building Commission/KS 3.000% 09/01/2029 Callable @ 100.000 09/01/2028	410,000	471,890
Wyandotte County Kansas City Unified Government Utility System Revenue 3.000% 09/01/2040 Callable @ 100.000 09/01/2030	250,000	273,918
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2028 Callable @ 100.000 09/01/2026	500,000	618,545
*Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2032 Callable @ 100.000 09/01/2022	1,250,000	1,336,998
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	582,305
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2036 Callable @ 100.000 09/01/2021	250,000	256,255
		10,304,912

TOTAL MUNICIPAL BONDS (COST: $68,325,655)		$73,017,630

OTHER ASSETS LESS LIABILITIES (4.5%)		3,448,139

NET ASSETS (100.0%)		$76,465,769

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2021 (unaudited)

General Obligation	29.0%
Health Care	16.5%
Housing	14.6%
Pre-Refunded	11.9%
Education	9.0%
Cash Equivalents and Other	5.8%
Utilities	5.0%
Other Revenue	4.3%
Transportation	3.9%

100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2021 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.2%)

Education (9.0%)
Maine Educational Loan Authority 4.450% 12/01/2025	$100,000	$101,325
Maine Health & Higher Educational Facilities Authority 4.750% 07/01/2031 Callable @ 100.000 07/01/2021	180,000	181,400
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	940,000	1,107,282
		1,390,008
General Obligation (29.0%)
City of Auburn ME 4.500% 09/01/2022	100,000	107,004
City of Biddeford ME 4.000% 10/01/2026	250,000	301,300
City of Lewiston ME 2.750% 03/15/2038 Callable @ 100.000 03/15/2027	100,000	104,804
City of Lewiston ME 2.750% 03/15/2039 Callable @ 100.000 03/15/2027	250,000	262,603
City of Lewiston ME 2.750% 03/15/2040 Callable @ 100.000 03/15/2027	250,000	263,345
City of Portland ME 4.125% 10/01/2029	100,000	100,074
City of Portland ME 4.250% 05/01/2029	150,000	150,129
City of Portland ME 5.000% 08/01/2021	125,000	128,388
City of Portland ME 5.000% 08/01/2022 Callable @ 100.000 08/01/2021	125,000	128,461
City of South Portland ME 2.000% 08/15/2038 Callable @ 100.000 08/15/2030	330,000	340,108
City of Waterville ME 4.000% 07/01/2025 Callable @ 100.000 07/01/2021	135,000	137,426
*Maine School Administrative District No 28 4.000% 05/01/2036 Callable @ 100.000 05/01/2028	500,000	585,140
Maine School Administrative District No 51 4.000% 10/15/2029 Callable @ 100.000 10/15/2024	100,000	112,663
Regional School Unit No 26 3.000% 09/01/2044 Callable @ 100.000 09/01/2029	475,000	515,138
Town of Brunswick ME 2.500% 11/01/2041 Callable @ 100.000 11/01/2030	500,000	524,760
Town of Scarborough ME 4.000% 11/01/2028 Callable @ 100.000 11/01/2023	100,000	109,853
Town of Yarmouth ME 2.250% 11/15/2045 Callable @ 100.000 11/15/2030	500,000	509,810
Wells Ogunquit Community School District 4.000% 11/01/2024	100,000	112,745
		4,493,750
Health Care (16.5%)
Maine Health & Higher Educational Facilities Authority 3.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	262,800
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	5,000	5,003
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2029 Callable @ 100.000 07/01/2024	1,000,000	1,121,780
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2030 Callable @ 100.000 07/01/2024	500,000	559,440
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2031 Callable @ 100.000 07/01/2024	500,000	556,955
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	55,000	55,016
		2,560,994
Housing (14.6%)
Maine State Housing Authority 2.250% 11/15/2045 Callable @ 100.000 05/15/2029	250,000	251,168
Maine State Housing Authority 2.500% 11/15/2045 Callable @ 100.000 11/15/2028	165,000	168,549
Maine State Housing Authority 3.000% 11/15/2036 Callable @ 100.000 11/15/2025	400,000	417,332
Maine State Housing Authority 3.350% 11/15/2044 Callable @ 100.000 05/15/2028	155,000	165,359
Maine State Housing Authority 4.000% 11/15/2035 Callable @ 100.000 11/15/2024	435,000	465,624
*Maine State Housing Authority 4.000% 11/15/2044 Callable @ 100.000 05/15/2028	500,000	547,705
Maine State Housing Authority 5.000% 06/15/2024	250,000	250,338
		2,266,074
Other Revenue (4.3%)
Maine Municipal Bond Bank 3.000% 11/01/2040 Callable @ 100.000 11/01/2030	250,000	277,430
Maine Municipal Bond Bank 4.000% 11/01/2038 Callable @ 100.000 11/01/2022	125,000	130,681
Maine Municipal Bond Bank 5.000% 11/01/2025 Callable @ 100.000 11/01/2022	125,000	136,384
Maine Municipal Bond Bank 5.000% 11/01/2027 Callable @ 100.000 11/01/2024	100,000	117,865
		662,360
Pre-Refunded (11.9%)
Maine Governmental Facilities Authority 4.000% 10/01/2024 Callable @ 100.000 10/01/2021	200,000	205,240
Maine Health & Higher Educational Facilities Authority 4.000% 07/01/2024 Callable @ 100.000 07/01/2022	270,000	284,688
Maine Health & Higher Educational Facilities Authority 4.750% 07/01/2031 Callable @ 100.000 07/01/2021	70,000	71,320
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2023	15,000	16,813
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2034 Callable @ 100.000 07/01/2024	250,000	290,655
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039 Callable @ 100.000 07/01/2024	750,000	865,568
Regional School Unit No 1 Lower Kennebec Region School Unit 5.000% 02/01/2026 Callable @ 100.000 02/01/2021	100,000	100,026
		1,834,309
Transportation (3.9%)
City of Portland ME General Airport Revenue 5.000% 07/01/2022	100,000	107,703
City of Portland ME General Airport Revenue 5.000% 07/01/2023	100,000	112,030
City of Portland ME General Airport Revenue 5.000% 07/01/2024 Callable @ 100.000 07/01/2023	100,000	111,890
Maine Turnpike Authority 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	250,000	272,950
		604,573
Utilities (5.0%)
Kennebunk Light & Power District 5.000% 08/01/2022	215,000	215,589
Portland Water District 3.000% 11/01/2039 Callable @ 100.000 11/01/2029	500,000	557,395
		772,984

TOTAL MUNICIPAL BONDS (COST: $13,805,796)		$14,585,051

OTHER ASSETS LESS LIABILITIES (5.8%)		898,972

NET ASSETS (100.0%)		$15,484,023

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2021 (unaudited)

General Obligation	34.7%
Utilities	28.2%
Pre-Refunded	18.5%
Cash Equivalents and Other	6.0%
Health Care	3.5%
Transportation	3.2%
Education	2.7%
Housing	2.4%
Other Revenue	0.8%

100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2021 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.0%)

Education (2.7%)
County of Saline NE 3.000% 02/15/2034 Callable @ 100.000 02/15/2029	$365,000	$392,178
County of Saline NE 3.000% 02/15/2035 Callable @ 100.000 02/15/2029	300,000	319,845
Nebraska Educational Health & Social Services Finance Authority 5.050% 09/01/2030 Callable @ 100.000 05/18/2021	250,000	256,910
Southeast Community College 3.000% 03/15/2045 Callable @ 100.000 07/02/2025	500,000	508,630
		1,477,563

General Obligation (34.7%)
City of Lincoln NE 3.000% 12/01/2039 Callable @ 100.000 06/01/2029	685,000	747,623
City of Omaha NE 3.750% 01/15/2038 Callable @ 100.000 01/15/2027	500,000	556,120
City of Omaha NE 4.000% 04/15/2037 Callable @ 100.000 04/15/2029	500,000	602,285
City of Omaha NE 5.000% 04/15/2027 Callable @ 100.000 04/15/2026	955,000	1,190,532
City of Omaha NE 5.000% 04/15/2028 Callable @ 100.000 04/15/2026	500,000	620,090
City of Sidney NE 4.000% 12/15/2036 Callable @ 100.000 12/15/2021	1,250,000	1,282,413
County of Kearney NE 4.000% 06/01/2024	350,000	390,012
Douglas County School District No 17/NE 2.000% 12/15/2039 Callable @ 100.000 12/15/2030	1,000,000	1,023,030
Douglas County School District No 17/NE 2.000% 12/15/2040 Callable @ 100.000 12/15/2030	1,000,000	1,015,730
Douglas County School District No 59/NE 3.500% 06/15/2043 Callable @ 100.000 03/15/2024	500,000	524,515
Elkhorn School District 4.000% 12/15/2030 Callable @ 100.000 12/15/2026	500,000	583,850
Elkhorn School District 4.000% 12/15/2034 Callable @ 100.000 12/15/2025	300,000	338,139
Elkhorn School District 4.000% 12/15/2034 Callable @ 100.000 12/15/2028	500,000	598,640
Elkhorn School District 4.000% 12/15/2037 Callable @ 100.000 12/15/2029	300,000	361,977
Elkhorn School District 5.000% 06/15/2022	475,000	506,070
Hall County Airport Authority 5.000% 07/15/2030 Callable @ 100.000 08/15/2021	410,000	425,236
Hall County Airport Authority 5.000% 07/15/2031 Callable @ 100.000 08/15/2021	435,000	448,998
Kearney School District 3.000% 12/15/2024	350,000	384,374
Knox County School District N0 576 4.000% 12/15/2038 Callable @ 100.000 12/15/2023	590,000	633,200
Lancaster County School District 001 5.000% 01/15/2023	750,000	821,063
Omaha School District 3.000% 12/15/2042 Callable @ 100.000 01/30/2030	1,000,000	1,108,000
*Omaha School District 5.000% 12/15/2029 Callable @ 100.000 12/15/2026	1,630,000	2,050,393
Plattsmouth School District 3.000% 12/15/2039 Callable @ 100.000 08/21/2024	1,000,000	1,037,310
Polk County School District No 19 3.000% 06/15/2039 Callable @ 100.000 07/30/2024	455,000	475,093
Ponca Public Schools 3.000% 12/15/2026 Callable @ 100.000 02/26/2025	355,000	389,975
Sarpy County School District No 1 3.500% 12/15/2035 Callable @ 100.000 09/30/2024	250,000	269,990
Superior Public Schools 1.450% 12/15/2022	340,000	346,950
Westside Community Schools 5.000% 12/01/2038 Callable @ 100.000 12/05/2024	235,000	267,895
Westside Community Schools 5.000% 12/01/2039 Callable @ 100.000 12/05/2024	250,000	284,545
		19,284,045
Health Care (3.5%)
Douglas County Hospital Authority No 2 5.000% 05/15/2027 Callable @ 100.000 05/15/2026	200,000	246,078
Madison County Hospital Authority No 1 5.000% 07/01/2031 Callable @ 100.000 07/01/2025	500,000	577,665
Madison County Hospital Authority No 1 5.000% 07/01/2032 Callable @ 100.000 07/01/2025	335,000	380,222
Madison County Hospital Authority No 1 5.000% 07/01/2033 Callable @ 100.000 07/01/2025	450,000	509,517
Madison County Hospital Authority No 1 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	215,000	248,422
		1,961,903
Housing (2.4%)
Nebraska Investment Finance Authority 3.850% 03/01/2038 Callable @ 100.000 09/01/2024	515,000	531,902
Nebraska Investment Finance Authority 3.900% 09/01/2035 Callable @ 100.000 09/01/2024	730,000	773,055
		1,304,958
Other Revenue (0.8%)
Papillion Municipal Facilities Corp 3.000% 12/15/2034 Callable @ 100.000 07/30/2024	435,000	458,286

Pre-Refunded (18.5%)
City of Lincoln NE 5.500% 08/15/2031 Callable @ 100.000 02/15/2021	500,000	501,150
*City of Lincoln NE Electric System Revenue 5.000% 09/01/2037 Callable @ 100.000 09/01/2022	1,000,000	1,071,090
*City of Omaha NE 5.000% 02/01/2027 Callable @ 100.000 02/01/2022	1,000,000	1,049,860
Grand Island Public Schools 5.000% 12/15/2033 Callable @ 100.000 12/15/2024	500,000	591,700
Grand Island Public Schools 5.000% 12/15/2039 Callable @ 100.000 12/15/2024	500,000	591,700
Gretna Public Schools 5.000% 12/15/2035 Callable @ 100.000 12/15/2025	250,000	308,030
Lincoln County Hospital Authority No 1 5.000% 11/01/2023 Callable @ 100.000 11/01/2021	250,000	258,783
Lincoln County Hospital Authority No 1 5.000% 11/01/2024 Callable @ 100.000 11/01/2021	250,000	258,958
Lincoln County Hospital Authority No 1 5.000% 11/01/2025 Callable @ 100.000 11/01/2021	250,000	258,783
Lincoln County Hospital Authority No 1 5.000% 11/01/2032 Callable @ 100.000 11/01/2021	250,000	258,783
Scotts Bluff County School District No 32 5.000% 12/01/2031 Callable @ 100.000 12/01/2025	250,000	307,325
University of Nebraska 5.000% 05/15/2033 Callable @ 100.000 11/15/2025	250,000	304,958
University of Nebraska 5.000% 05/15/2035 Callable @ 100.000 05/15/2025	500,000	599,135
University of Nebraska 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	1,500,000	1,809,390
University of Nebraska 5.000% 07/01/2038 Callable @ 100.000 07/01/2022	250,000	266,705
University of Nebraska 5.000% 07/01/2042 Callable @ 100.000 01/01/2022	1,000,000	1,041,160
West Haymarket Joint Public Agency 5.000% 12/15/2042 Callable @ 100.000 12/15/2021	750,000	782,100
		10,259,608
Transportation (3.2%)
Omaha Airport Authority 5.000% 12/15/2027 Callable @ 100.000 12/15/2026	500,000	609,565
Omaha Airport Authority 5.000% 12/15/2036 Callable @ 100.000 12/15/2026	1,000,000	1,186,670
		1,796,235
Utilities (28.2%)
*Central Plains Energy Project 5.000% 09/01/2027 Callable @ 100.000 09/01/2022	2,000,000	2,107,700
Central Plains Energy Project 5.000% 09/01/2042 Callable @ 100.000 09/01/2022	500,000	533,375
Central Plains Energy Project 5.250% 09/01/2037 Callable @ 100.000 09/01/2022	500,000	532,140
City of Columbus NE Combined Revenue 4.000% 12/15/2032 Callable @ 100.000 12/15/2026	100,000	115,897
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2033 Callable @ 100.000 06/15/2030	300,000	369,129
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2034 Callable @ 100.000 06/15/2030	300,000	366,657
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2035 Callable @ 100.000 06/15/2030	300,000	364,935
City of Grand Island NE Combined Utility System Revenue 4.000% 08/15/2037 Callable @ 100.000 08/15/2030	300,000	366,111
City of Grand Island NE Sewer System Revenue 5.000% 09/15/2026 Callable @ 100.000 09/17/2023	250,000	284,533
City of Hastings NE Combined Utility Revenue 4.000% 10/15/2032 Callable @ 100.000 10/15/2022	500,000	526,785
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2025 Callable @ 100.000 08/01/2023	275,000	303,474
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2027 Callable @ 100.000 08/01/2023	400,000	439,656
City of Omaha NE Sewer Revenue 4.000% 04/01/2035 Callable @ 100.000 04/01/2026	250,000	282,895
City of Omaha NE Sewer Revenue 4.000% 04/01/2037 Callable @ 100.000 04/01/2030	750,000	917,513
City of Omaha NE Sewer Revenue 4.000% 04/01/2038 Callable @ 100.000 04/01/2030	400,000	483,600
City of Omaha NE Sewer Revenue 4.000% 04/01/2039 Callable @ 100.000 04/01/2030	250,000	300,830
City of Omaha NE Sewer Revenue 5.000% 11/15/2029 Callable @ 100.000 11/15/2024	250,000	290,820
City of Omaha NE Sewer Revenue 5.000% 11/15/2030 Callable @ 100.000 11/15/2024	250,000	290,453
City of Omaha NE Sewer Revenue 5.000% 11/15/2031 Callable @ 100.000 11/15/2024	500,000	581,635
Metropolitan Utilities District of Omaha 4.000% 12/15/2026 Callable @ 100.000 12/15/2022	250,000	268,335
Municipal Energy Agency of Nebraska 5.000% 04/01/2030 Callable @ 100.000 04/01/2022	500,000	527,870
Municipal Energy Agency of Nebraska 5.000% 04/01/2032 Callable @ 100.000 04/01/2022	100,000	105,278
Nebraska Public Power District 5.000% 01/01/2030 Callable @ 100.000 01/01/2022	500,000	522,955
*Nebraska Public Power District 5.000% 01/01/2036 Callable @ 100.000 01/01/2026	2,355,000	2,780,619
Nebraska Public Power District 5.000% 01/01/2041 Callable @ 100.000 01/01/2026	250,000	294,265
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2032 Callable @ 100.000 02/01/2026	400,000	455,920
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2035 Callable @ 100.000 02/01/2026	365,000	412,983
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2031 Callable @ 100.000 02/01/2026	445,000	537,729
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2032 Callable @ 100.000 02/01/2025	250,000	291,630
		15,655,720

TOTAL MUNICIPAL BONDS (COST: 49,210,648)		$52,198,317

OTHER ASSETS LESS LIABILITIES (6.0%)		$3,329,259

NET ASSETS (100.0%)		$55,527,576

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2021 (unaudited)

Other Revenue	28.0%
Utilities	26.6%
Transportation	10.0%
Pre-Refunded	8.6%
Education	7.9%
General Obligation	7.5%
Health Care	6.9%
Cash Equivalents and Other	2.9%
Housing	1.6%

100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2021 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.1%)

Education (7.9%)
Oklahoma Development Finance Authority 4.000% 08/01/2030 Callable @ 100.000 08/01/2024	$280,000	$309,882
Oklahoma Development Finance Authority 4.000% 08/01/2031 Callable @ 100.000 08/01/2024	290,000	319,577
Oklahoma Development Finance Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2024	305,000	335,497
Oklahoma Development Finance Authority 4.000% 08/01/2033 Callable @ 100.000 08/01/2024	315,000	345,640
Oklahoma Development Finance Authority 5.000% 06/01/2029 Callable @ 100.000 06/01/2024	250,000	288,578
Oklahoma Development Finance Authority 5.000% 06/01/2034 Callable @ 100.000 06/01/2024	500,000	568,980
Oklahoma Development Finance Authority 5.000% 06/01/2039 Callable @ 100.000 06/01/2024	500,000	558,795
Oklahoma Development Finance Authority 5.000% 06/01/2039 Callable @ 100.000 06/01/2024	500,000	565,090
Oklahoma State University 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	370,000	451,974
Oklahoma State University 5.000% 08/01/2032 Callable @ 100.000 08/01/2028	250,000	319,323
University of Oklahoma/The 4.000% 07/01/2040 Callable @ 100.000 07/01/2025	650,000	696,007
University of Oklahoma/The 5.000% 07/01/2036 Callable @ 100.000 07/01/2025	500,000	574,210
University of Oklahoma/The 5.000% 07/01/2038 Callable @ 100.000 07/01/2025	500,000	572,595
		5,906,146
General Obligation (7.5%)
City of Bartlesville OK 2.000% 12/01/2028	195,000	212,733
City of Broken Arrow OK 2.000% 12/01/2021	500,000	506,860
City of Broken Arrow OK 3.125% 12/01/2035 Callable @ 100.000 12/01/2026	575,000	626,250
City of Broken Arrow OK 4.000% 12/01/2037 Callable @ 100.000 12/01/2028	605,000	703,645
City of Broken Arrow OK 4.000% 12/01/2038 Callable @ 100.000 12/01/2028	610,000	708,003
City of Lawton OK 2.000% 12/01/2022	500,000	514,875
City of Midwest City OK 3.000% 06/01/2041 Callable @ 100.000 06/01/2029	500,000	538,475
City of Oklahoma City OK 4.000% 03/01/2032 Callable @ 100.000 03/01/2027	1,305,000	1,542,941
City of Perkins OK 3.000% 06/01/2033	125,000	143,914
City of Perkins OK 3.000% 06/01/2034	115,000	131,684
		5,629,380
Health Care (6.9%)
Norman Regional Hospital Authority 3.250% 09/01/2039 Callable @ 100.000 09/01/2029	895,000	928,070
Norman Regional Hospital Authority 5.000% 09/01/2045 Callable @ 100.000 09/01/2029	200,000	238,498
#Oklahoma County Finance Authority 4.000% 04/01/2041 Callable @ 100.000 04/01/2031	250,000	300,475
#Oklahoma County Finance Authority 4.000% 04/01/2046 Callable @ 100.000 04/01/2031	335,000	398,024
Oklahoma Development Finance Authority 4.000% 08/15/2038 Callable @ 100.000 08/15/2025	250,000	275,023
Oklahoma Development Finance Authority 4.000% 08/15/2048 Callable @ 100.000 08/15/2028	825,000	905,702
Oklahoma Development Finance Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	250,000	266,215
Oklahoma Development Finance Authority 5.000% 08/15/2025	350,000	404,408
Oklahoma Development Finance Authority 5.000% 08/15/2029 Callable @ 100.000 08/15/2025	250,000	285,698
Oklahoma Development Finance Authority 5.000% 08/15/2029 Callable @ 100.000 08/15/2028	345,000	426,748
Oklahoma Development Finance Authority 5.000% 08/15/2033 Callable @ 100.000 08/15/2028	175,000	212,028
Tulsa County Industrial Authority 3.000% 02/01/2037 Callable @ 100.000 02/01/2029	500,000	534,895
		5,175,782
Housing (1.6%)
Oklahoma Housing Finance Agency 3.000% 09/01/2039 Callable @ 100.000 03/01/2028	845,000	888,036
Oklahoma Housing Finance Agency 3.200% 03/01/2042 Callable @ 100.000 03/01/2028	295,000	317,904
		1,205,940

Other Revenue (28.0%)
Bryan County School Finance Authority 4.000% 12/01/2028	385,000	474,131
Bryan County School Finance Authority 4.000% 12/01/2029	415,000	518,385
Bryan County School Finance Authority 4.000% 12/01/2030 Callable @ 100.000 12/01/2029	435,000	541,988
Caddo County Governmental Building Authority 5.000% 09/01/2040 Callable @ 100.000 09/01/2028	1,010,000	1,145,168
City of Oklahoma City OK 5.000% 03/01/2032	250,000	250,060
City of Oklahoma City OK 5.000% 03/01/2033	250,000	250,068
City of Oklahoma City OK 5.000% 03/01/2034	500,000	500,190
Elk City Industrial Authority 3.000% 05/01/2034 Callable @ 100.000 05/01/2029	1,050,000	1,149,582
Elk City Industrial Authority 3.000% 05/01/2039 Callable @ 100.000 05/01/2029	425,000	438,821
Garvin County Educational Facilities Authority 4.000% 09/01/2031	665,000	832,154
Goldsby Public Works Authority 3.000% 08/01/2021	165,000	166,426
Grady County School Finance Authority 5.000% 09/01/2032 Callable @ 100.000 09/01/2028	370,000	468,335
Kingfisher County Educational Facilities Authority 3.000% 03/01/2033 Callable @ 100.000 03/01/2029	250,000	277,935
Leflore County Public Facility Authority 3.000% 12/01/2032 Callable @ 100.000 12/01/2029	500,000	550,455
Mannford Public Works Authority 3.000% 01/01/2031 Callable @ 100.000 01/01/2029	500,000	533,755
Marshall County Educational Facilities Authority 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	500,000	606,595
Muskogee Industrial Trust 5.000% 09/01/2026	400,000	493,932
Oklahoma Capitol Improvement Authority 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	940,000	1,018,932
Oklahoma Capitol Improvement Authority 4.000% 07/01/2045 Callable @ 100.000 07/01/2029	500,000	580,335
Oklahoma Capitol Improvement Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2029	530,000	686,599
Oklahoma City Public Property Authority 5.000% 10/01/2027 Callable @ 100.000 10/01/2025	350,000	416,913
Oklahoma City Public Property Authority 5.000% 10/01/2028 Callable @ 100.000 10/01/2025	400,000	474,448
Oklahoma City Public Property Authority 5.000% 10/01/2029 Callable @ 100.000 10/01/2025	625,000	735,894
Oklahoma City Public Property Authority 5.000% 10/01/2036 Callable @ 100.000 10/01/2025	230,000	266,147
Oklahoma City Public Property Authority 5.000% 10/01/2039 Callable @ 100.000 10/01/2025	835,000	957,152
Oklahoma County Finance Authority 4.000% 09/01/2033 Callable @ 100.000 09/01/2030	250,000	299,180
Oklahoma Development Finance Authority 3.000% 06/01/2029	195,000	222,318
Oklahoma Development Finance Authority 3.000% 06/01/2030	180,000	205,515
Oklahoma Development Finance Authority 4.000% 06/01/2032 Callable @ 100.000 06/01/2030	140,000	168,582
Oklahoma Development Finance Authority 4.000% 06/01/2033 Callable @ 100.000 06/01/2030	145,000	173,265
Oklahoma Development Finance Authority 4.000% 06/01/2034 Callable @ 100.000 06/01/2030	150,000	178,196
Oklahoma Development Finance Authority 4.000% 06/01/2035 Callable @ 100.000 06/01/2030	155,000	183,407
Oklahoma Development Finance Authority 4.000% 06/01/2038 Callable @ 100.000 06/01/2029	725,000	849,599
Oklahoma Development Finance Authority 4.000% 06/01/2040 Callable @ 100.000 06/01/2030	250,000	302,248
Okmulgee County Governmental Building Authority 4.250% 12/01/2035 Callable @ 100.000 12/01/2023	500,000	538,740
Ottawa County Educational Facilities Authority 4.000% 09/01/2022	990,000	1,044,846
Sand Springs Municipal Authority 4.000% 01/01/2036 Callable @ 100.000 01/01/2023	500,000	527,730
Sand Springs Municipal Authority 4.250% 01/01/2035 Callable @ 100.000 01/01/2023	250,000	265,263
Tahlequah Public Facilities Authority 4.000% 04/01/2023	550,000	592,378
Tulsa County Industrial Authority 4.000% 12/01/2030 Callable @ 100.000 12/01/2026	250,000	294,965
Tulsa Public Facilities Authority 3.000% 06/01/2031 Callable @ 100.000 06/01/2025	200,000	215,172
Wagoner County School Development Authority 4.000% 09/01/2027	500,000	596,445
		20,992,246

Pre-Refunded (8.6%)
City of Broken Arrow OK 4.125% 08/01/2031 Callable @ 100.000 08/01/2021	180,000	183,931
*Midwest City Municipal Authority 5.000% 03/01/2025 Callable @ 100.000 03/01/2021	2,000,000	2,009,440
Oklahoma Capitol Improvement Authority 4.000% 07/01/2043 Callable @ 100.000 07/01/2026	500,000	592,335
Oklahoma Capitol Improvement Authority 4.000% 10/01/2024 Callable @ 100.000 10/01/2021	800,000	822,336
Oklahoma Capitol Improvement Authority 4.000% 10/01/2025 Callable @ 100.000 10/01/2021	1,000,000	1,027,920
Oklahoma City Water Utilities Trust 5.000% 07/01/2031 Callable @ 100.000 07/01/2021	250,000	255,128
Oklahoma Development Finance Authority 5.000% 02/15/2042 Callable @ 100.000 02/15/2022	250,000	262,430
Oklahoma Water Resources Board 4.000% 04/01/2025 Callable @ 100.000 04/01/2022	150,000	157,028
Sapulpa Municipal Authority 5.000% 04/01/2028 Callable @ 100.000 04/01/2023	750,000	820,703
University of Oklahoma/The 5.000% 07/01/2037 Callable @ 100.000 07/01/2021	290,000	297,839
		6,429,088

Transportation (10.0%)
Oklahoma Capitol Improvement Authority 4.000% 07/01/2045 Callable @ 100.000 07/01/2030	2,000,000	2,369,420
Oklahoma Turnpike Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2027	100,000	112,923
Oklahoma Turnpike Authority 4.000% 01/01/2042 Callable @ 100.000 01/01/2027	1,000,000	1,137,700
*Tulsa Airports Improvement Trust 4.000% 06/01/2035 Callable @ 100.000 06/01/2028	1,355,000	1,516,164
Tulsa Airports Improvement Trust 4.000% 06/01/2036 Callable @ 100.000 06/01/2028	145,000	162,106
Tulsa Airports Improvement Trust 5.000% 06/01/2023 Callable @ 100.000 06/01/2021	420,000	426,628
Tulsa Airports Improvement Trust 5.000% 06/01/2024 Callable @ 100.000 06/01/2021	230,000	233,570
Tulsa Airports Improvement Trust 5.000% 06/01/2027	300,000	371,844
Tulsa Airports Improvement Trust 5.250% 06/01/2025 Callable @ 100.000 06/01/2021	245,000	248,989
Tulsa Airports Improvement Trust 5.250% 06/01/2026 Callable @ 100.000 06/01/2021	360,000	365,771
Tulsa Parking Authority 4.000% 07/01/2025 Callable @ 100.000 07/01/2021	500,000	507,865
		7,452,978
Utilities (26.6%)
Clinton Public Works Authority 4.000% 12/01/2034 Callable @ 100.000 12/01/2024	750,000	817,080
Clinton Public Works Authority 4.000% 12/01/2039 Callable @ 100.000 12/01/2024	500,000	543,650
Coweta Public Works Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2026	1,000,000	1,138,710
Edmond Public Works Authority 4.000% 07/01/2047 Callable @ 100.000 07/01/2027	1,000,000	1,166,890
Edmond Public Works Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2027	500,000	625,885
Jenks Public Works Authority 3.000% 08/01/2029 Callable @ 100.000 08/01/2024	325,000	347,155
Miami Special Utility Authority 4.000% 12/01/2036 Callable @ 100.000 12/01/2026	500,000	555,610
Oklahoma City Water Utilities Trust 4.000% 07/01/2039 Callable @ 100.000 07/01/2025	175,000	193,279
Oklahoma City Water Utilities Trust 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	100,000	117,567
*Oklahoma Municipal Power Authority 5.750% 01/01/2024	370,000	422,392
Oklahoma Water Resources Board 4.000% 04/01/2033 Callable @ 100.000 04/01/2030	500,000	630,630
Oklahoma Water Resources Board 4.000% 10/01/2038 Callable @ 100.000 10/01/2028	325,000	382,977
Oklahoma Water Resources Board 4.000% 10/01/2043 Callable @ 100.000 10/01/2028	830,000	974,569
Oklahoma Water Resources Board 4.000% 10/01/2045 Callable @ 100.000 10/01/2030	955,000	1,141,034
Oklahoma Water Resources Board 4.000% 10/01/2045 Callable @ 100.000 10/01/2030	465,000	555,582
Oklahoma Water Resources Board 4.000% 10/01/2048 Callable @ 100.000 10/01/2028	1,460,000	1,700,929
Oklahoma Water Resources Board 4.000% 10/01/2050 Callable @ 100.000 10/01/2030	515,000	611,300
Oklahoma Water Resources Board 5.000% 04/01/2032 Callable @ 100.000 04/01/2022	140,000	147,627
Oklahoma Water Resources Board 5.000% 10/01/2029 Callable @ 100.000 10/01/2024	250,000	289,655
Oklahoma Water Resources Board 5.000% 10/01/2033 Callable @ 100.000 10/01/2024	500,000	577,015
Sand Springs Municipal Authority Water Sewer Utility & 1% Sales Tax Revenue 3.000% 11/01/2038 Callable @ 100.000 11/01/2028	980,000	1,071,424
*Sand Springs Municipal Authority Water Sewer Utility & 1% Sales Tax Revenue 3.000% 11/01/2042 Callable @ 100.000 11/01/2028	1,500,000	1,635,105
Tulsa Metropolitan Utility Authority 2.000% 10/01/2038 Callable @ 100.000 10/01/2030	500,000	517,540
Tulsa Metropolitan Utility Authority 2.000% 10/01/2039 Callable @ 100.000 10/01/2030	500,000	517,085
*Washington County Rural Water District No 3 3.000% 09/15/2041 Callable @ 100.000 03/01/2028	3,000,000	3,240,780
		19,921,471

TOTAL MUNICIPAL BONDS (COST: $69,082,877 )		$72,713,030

OTHER ASSETS LESS LIABILITIES (2.9%)		$2,169,459

NET ASSETS (100.0%)		$74,882,489

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of January 31, 2021.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA

PORTFOLIO MARKET SECTORS January 31, 2021 (unaudited)

General Obligation	48.8%
Health Care	15.9%
Other Revenue	7.9%
Cash Equivalents and Other	7.9%
Housing	7.8%
Utilities	4.9%
Pre-Refunded	3.8%
Transportation	1.6%
Education	1.4%

100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2021 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (92.1%)

Education (1.4%)
Montana State Board of Regents 4.000% 11/15/2025 Callable @ 100.000 11/15/2022	$500,000	$536,025
Montana State Board of Regents 5.000% 11/15/2025 Callable @ 100.000 11/15/2023	500,000	568,265
Montana State Board of Regents 5.000% 11/15/2030 Callable @ 100.000 11/15/2023	240,000	265,870
		1,370,160
General Obligation (48.8%)
Broadwater County K 12 School District No 1 Townsend 3.000% 07/01/2038 Callable @ 100.000 07/01/2030	475,000	526,067
Broadwater County K 12 School District No 1 Townsend 3.000% 07/01/2039 Callable @ 100.000 07/01/2030	410,000	452,579
Carbon County High School District No 1 Red Lodge 3.000% 07/01/2039 Callable @ 100.000 01/01/2031	475,000	534,997
Carbon County High School District No 1 Red Lodge 3.000% 07/01/2041 Callable @ 100.000 01/01/2031	255,000	285,473
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2037 Callable @ 100.000 01/01/2031	580,000	661,252
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2038 Callable @ 100.000 01/01/2031	600,000	682,272
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2039 Callable @ 100.000 01/01/2031	620,000	702,572
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2040 Callable @ 100.000 01/01/2031	535,000	604,149
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2041 Callable @ 100.000 01/01/2031	500,000	563,155
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2031 Callable @ 100.000 07/01/2027	700,000	829,927
City & County of Butte Silver Bow MT 4.000% 07/01/2030 Callable @ 100.000 07/01/2026	225,000	260,876
City & County of Butte Silver Bow MT 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	240,000	276,542
City & County of Butte Silver Bow MT 4.500% 07/01/2034 Callable @ 100.000 07/01/2026	850,000	1,001,734
City of Bozeman MT 4.000% 07/01/2028 Callable @ 100.000 01/01/2024	540,000	600,923
City of Bozeman MT 4.000% 07/01/2034 Callable @ 100.000 07/01/2029	500,000	602,955
City of Fort Benton MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	715,000	808,443
City of Fort Benton MT 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	770,000	852,783
City of Missoula MT 4.000% 07/01/2031 Callable @ 100.000 07/01/2025	250,000	284,863
County of Ravalli MT 4.250% 07/01/2030 Callable @ 100.000 07/01/2024	755,000	841,455
Desmet School District No 20 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	320,000	356,166
DeSmet School District No 20 3.000% 07/01/2041 Callable @ 100.000 07/01/2031	200,000	228,286
Flathead County High School District No 5 Kalispell 5.000% 07/01/2039 Callable @ 100.000 07/01/2028	455,000	580,139
Flathead County School District No 6 Columbia Falls 4.000% 07/01/2039 Callable @ 100.000 07/01/2030	1,000,000	1,203,610
Gallatin County High School District No 7 Bozeman 3.000% 06/01/2035 Callable @ 100.000 06/01/2027	300,000	325,341
Gallatin County High School District No 7 Bozeman 3.000% 12/01/2034 Callable @ 100.000 06/01/2027	500,000	545,540
Gallatin County MO Etc MO High School District No J 24 Three Forks 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	605,000	731,118
Gallatin County School District No 27 Monforton 4.250% 06/15/2026 Callable @ 100.000 06/15/2023	415,000	455,056
Gallatin County School District No 3 Manhattan 4.000% 07/01/2034 Callable @ 100.000 07/01/2026	465,000	532,258
Gallatin County School District No 44 Belgrade 3.500% 06/15/2028 Callable @ 100.000 06/15/2021	575,000	582,947
Gallatin County School District No 44 Belgrade 4.000% 06/01/2031 Callable @ 100.000 06/01/2029	265,000	324,874
Gallatin County School District No 44 Belgrade 4.000% 06/01/2036 Callable @ 100.000 06/01/2029	345,000	414,352
Gallatin County School District No 7 Bozeman 4.000% 12/01/2032 Callable @ 100.000 06/01/2026	610,000	699,810
Gallatin County School District No 7 Bozeman 4.000% 12/01/2033 Callable @ 100.000 06/01/2026	260,000	297,242
Gallatin County School District No 72 Ophir 4.000% 07/01/2034 Callable @ 100.000 07/01/2030	310,000	380,184
Gallatin County School District No 72 Ophir 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	535,000	653,321
Gallatin County School District No 72 Ophir 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	565,000	691,068
Gallatin County School District No 72 Ophir 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	800,000	971,440
Hellgate School District No 4 5.000% 06/15/2028 Callable @ 100.000 06/15/2027	500,000	641,590
Hellgate School District No 4 5.000% 06/15/2029 Callable @ 100.000 06/15/2027	500,000	635,965
Hellgate School District No 4 5.000% 06/15/2030 Callable @ 100.000 06/15/2027	500,000	631,240
*Missoula County Elementary School District No 1 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	500,000	574,140
Missoula County Elementary School District No 1 4.000% 07/01/2033 Callable @ 100.000 07/01/2026	750,000	863,520
Missoula County School District No 7 Lolo 3.000% 07/01/2045 Callable @ 100.000 07/01/2031	470,000	513,358
Missoula County School District No 7 Lolo 3.000% 07/01/2046 Callable @ 100.000 07/01/2031	480,000	522,864
Missoula County School District No 7 Lolo 3.000% 07/01/2047 Callable @ 100.000 07/01/2031	510,000	554,543
Missoula County School District No 7 Lolo 3.000% 07/01/2048 Callable @ 100.000 07/01/2031	540,000	585,052
Missoula High School District No 1 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	275,000	317,969
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	250,000	297,383
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	296,515
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2037 Callable @ 100.000 07/01/2029	250,000	295,868
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	965,000	1,140,389
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	355,000	418,300
*Silver Bow County School District No 1 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	1,960,000	2,316,230
State of Montana 4.000% 08/01/2023	385,000	424,301
State of Montana 4.000% 08/01/2026 Callable @ 100.000 08/01/2024	855,000	970,998
State of Montana 4.000% 08/01/2027 Callable @ 100.000 08/01/2024	480,000	543,494
State of Montana 5.000% 08/01/2030	500,000	696,250
Stillwater County Elementary School District No 6 Columbus 5.000% 07/01/2039 Callable @ 100.000 07/01/2029	300,000	386,154
Stillwater County High School District No 6 Columbus 4.000% 07/01/2037 Callable @ 100.000 07/01/2029	530,000	643,950
Stillwater County High School District No 6 Columbus 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	275,000	331,933
Valley County K 12 School District No 1 A Glasgow/MT 4.250% 07/01/2031 Callable @ 100.000 07/01/2023	450,000	491,283
Wibaux County School District No 6 Wibaux 3.000% 07/01/2029 Callable @ 100.000 07/01/2025	355,000	384,412
Yellowstone County High School District No 7 Laurel 3.000% 07/01/2025	225,000	248,474
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2037 Callable @ 100.000 07/01/2028	1,000,000	1,263,650
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2038 Callable @ 100.000 07/01/2028	1,500,000	1,866,615
Yellowstone County School District No 2 Billings 3.000% 06/15/2032 Callable @ 100.000 12/15/2027	630,000	700,837
Yellowstone County School District No 2 Billings 3.000% 06/15/2034 Callable @ 100.000 12/15/2027	315,000	346,273
Yellowstone County School District No 2 Billings 3.000% 06/15/2035 Callable @ 100.000 12/15/2027	430,000	467,444
Yellowstone County School District No 2 Billings 5.000% 06/15/2024	500,000	584,580
Yellowstone County School District No 2 Billings 5.000% 06/15/2026 Callable @ 100.000 06/15/2024	515,000	598,173
Yellowstone County School District No 2 Billings 5.000% 06/15/2027 Callable @ 100.000 06/15/2024	1,000,000	1,160,210
Yellowstone County School District No 2 Billings 5.000% 06/15/2031 Callable @ 100.000 06/15/2025	350,000	414,729
Yellowstone County School District No 2 Billings 5.000% 06/15/2032 Callable @ 100.000 06/15/2025	435,000	514,131
Yellowstone County School District No 8 Elder Grove 4.000% 07/01/2037 Callable @ 100.000 07/01/2028	875,000	1,021,615
		46,010,199
Health Care (15.9%)
County of Yellowstone MT 4.000% 10/01/2029 Callable @ 100.000 10/01/2024	710,000	797,983
Montana Facility Finance Authority 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	2,000,000	2,162,580
Montana Facility Finance Authority 4.000% 01/01/2037 Callable @ 100.000 01/01/2030	200,000	242,422
Montana Facility Finance Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2030	1,000,000	1,182,670
*Montana Facility Finance Authority 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	1,075,000	1,222,479
Montana Facility Finance Authority 4.500% 07/01/2023	1,025,000	1,025,871
*Montana Facility Finance Authority 4.650% 07/01/2024	1,365,000	1,366,119
Montana Facility Finance Authority 4.750% 07/01/2025	380,000	380,297
Montana Facility Finance Authority 5.000% 06/01/2028 Callable @ 100.000 12/01/2024	1,015,000	1,157,597
Montana Facility Finance Authority 5.000% 06/01/2029 Callable @ 100.000 06/01/2025	915,000	1,052,881
Montana Facility Finance Authority 5.000% 06/01/2035 Callable @ 100.000 06/01/2028	425,000	512,788
Montana Facility Finance Authority 5.000% 06/01/2036 Callable @ 100.000 06/01/2028	700,000	840,882
Montana Facility Finance Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	1,000,000	1,227,650
Montana Facility Finance Authority 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	1,000,000	1,215,990
Montana Facility Finance Authority 5.000% 08/15/2048 Callable @ 100.000 08/15/2028	500,000	612,975
		15,001,185
Housing (7.8%)
Montana Board of Housing 2.250% 12/01/2040 Callable @ 100.000 12/01/2029	500,000	504,985
Montana Board of Housing 2.400% 12/01/2045 Callable @ 100.000 12/01/2029	500,000	504,435
Montana Board of Housing 2.800% 12/01/2039 Callable @ 100.000 06/01/2029	895,000	936,949
Montana Board of Housing 3.000% 12/01/2023 Callable @ 100.000 12/01/2022	70,000	71,702
Montana Board of Housing 3.000% 12/01/2045 Callable @ 100.000 06/01/2029	500,000	520,680
Montana Board of Housing 3.100% 06/01/2021	260,000	261,459
Montana Board of Housing 3.150% 06/01/2024 Callable @ 100.000 12/01/2022	270,000	278,897
Montana Board of Housing 3.150% 12/01/2024 Callable @ 100.000 12/01/2022	95,000	97,692
Montana Board of Housing 3.250% 12/01/2044 Callable @ 100.000 12/01/2028	1,500,000	1,590,330
Montana Board of Housing 3.350% 06/01/2025 Callable @ 100.000 12/01/2022	125,000	128,458
Montana Board of Housing 3.400% 12/01/2033 Callable @ 100.000 12/01/2027	460,000	508,319
Montana Board of Housing 3.800% 12/01/2038 Callable @ 100.000 06/01/2028	990,000	1,101,920
Montana Board of Housing 3.875% 12/01/2023 Callable @ 100.000 06/01/2023	130,000	136,418
Montana Board of Housing 4.050% 06/01/2024 Callable @ 100.000 06/01/2023	115,000	122,979
Montana Board of Housing 4.050% 12/01/2024 Callable @ 100.000 06/01/2023	330,000	349,269
Montana Board of Housing 4.650% 12/01/2028 Callable @ 100.000 06/01/2023	185,000	196,546
		7,311,035
Other Revenue (7.9%)
City & County of Butte Silver Bow MT 5.000% 07/01/2021	210,000	212,398
City of Billings MT 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	405,000	462,028
City of Billings MT 4.375% 07/01/2029 Callable @ 100.000 01/01/2023	490,000	502,412
City of Billings MT 4.800% 07/01/2022	25,000	25,008
City of Billings MT 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	710,000	810,458
*City of Billings MT 5.000% 07/01/2033 Callable @ 100.000 01/01/2023	900,000	933,705
City of Billings MT 5.500% 07/01/2026 Callable @ 100.000 07/01/2021	205,000	206,985
City of Kalispell MT 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	500,000	634,960
City of Livingston MT 4.000% 07/01/2034 Callable @ 100.000 01/01/2029	525,000	606,758
City of Missoula MT 4.750% 07/01/2027	105,000	105,149
City of Missoula MT 5.125% 07/01/2026	125,000	125,043
City of Missoula MT 6.000% 07/01/2030	200,000	200,262
Gallatin County Rural Improvement District 5.500% 07/01/2025	400,000	400,552
*Gallatin County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,001,140
Madison County Rural Improvement District 5.500% 07/01/2025	185,000	185,246
*Madison County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,001,100
		7,413,203
Pre-Refunded (3.8%)
*Montana State Board of Regents 4.000% 05/15/2025 Callable @ 100.000 05/15/2022	2,000,000	2,102,060
Montana State Board of Regents 4.000% 05/15/2026 Callable @ 100.000 05/15/2022	1,145,000	1,203,429
Montana State Board of Regents 5.000% 11/15/2023 Callable @ 100.000 11/15/2021	250,000	259,890
		3,565,379
Transportation (1.6%)
Missoula Parking Commission 4.000% 10/01/2026 Callable @ 100.000 04/01/2024	835,000	928,153
Missoula Special Improvement Districts/MT 4.600% 07/01/2024	100,000	100,141
Missoula Special Improvement Districts/MT 4.600% 07/01/2025	105,000	105,148
Missoula Special Improvement Districts/MT 5.400% 07/01/2029	370,000	370,444
		1,503,886
Utilities (4.9%)
City of Billings MT 5.000% 07/01/2031 Callable @ 100.000 07/01/2027	260,000	329,243
City of Billings MT Solid Waste System Revenue 3.500% 07/01/2039 Callable @ 100.000 07/01/2027	1,510,000	1,677,912
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2025 Callable @ 100.000 07/01/2023	215,000	235,614
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2026 Callable @ 100.000 07/01/2023	225,000	245,799
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2028 Callable @ 100.000 07/01/2025	250,000	289,165
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2029 Callable @ 100.000 07/01/2025	250,000	286,255
City of Dillon MT Water & Sewer System Revenue 4.000% 07/01/2033 Callable @ 100.000 07/01/2025	250,000	284,745
City of Missoula MT Water System Revenue 4.000% 07/01/2037 Callable @ 100.000 07/01/2028	600,000	723,834
City of Red Lodge MT Water System Revenue 2.500% 07/01/2039 Callable @ 100.000 07/01/2027	500,000	522,159
		4,594,726

TOTAL MUNICPAL BONDS (COST: $81,662,488)		$86,769,773

OTHER ASSETS LESS LIABILITIES (7.9%)		$7,439,483

NET ASSETS (100.0%)		$94,209,256
*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PORTFOLIO MARKET SECTORS January 31, 2021 (unaudited)

General Obligation	18.5%
Other Revenue	23.8%
Health Care	15.8%
Housing	10.3%
Education	9.6%
Cash Equivalents and Other	9.1%
Pre-Refunded	7.5%
Utilities	4.2%
Transportation	1.2%

100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2021 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (90.9%)

Education (9.6%)
State Board of Higher Education of the State of North Dakota 3.125% 07/01/2037 Callable @ 100.000 07/01/2029	$200,000	$194,424
State Board of Higher Education of the State of North Dakota 3.200% 07/01/2039 Callable @ 100.000 07/01/2029	200,000	192,774
State Board of Higher Education of the State of North Dakota 3.250% 04/01/2037 Callable @ 100.000 04/01/2027	250,000	267,953
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2025 Callable @ 100.000 04/01/2024	415,000	466,925
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2028 Callable @ 100.000 04/01/2024	365,000	391,039
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2033 Callable @ 100.000 04/01/2025	500,000	553,780
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2044 Callable @ 100.000 04/01/2029	500,000	583,850
University of North Dakota 5.000% 04/01/2024 Callable @ 100.000 04/01/2022	250,000	264,348
		2,915,092
General Obligation (18.5%)
City of Fargo ND 4.000% 05/01/2023 Callable @ 100.000 05/01/2021	300,000	303,168
City of Grand Forks ND 4.000% 12/01/2039 Callable @ 100.000 12/01/2028	470,000	549,632
City of Grand Forks ND 4.500% 05/01/2032 Callable @ 100.000 05/01/2025	240,000	269,119
City of Horace ND 3.000% 05/01/2037 Callable @ 100.000 05/01/2026	500,000	526,090
City of Horace ND 4.250% 05/01/2035 Callable @ 100.000 05/01/2023	340,000	356,548
City of Minot ND Airport Revenue 3.500% 10/01/2025 Callable @ 100.000 10/01/2022	570,000	599,150
City of Minot ND Airport Revenue 4.000% 10/01/2028 Callable @ 100.000 10/01/2022	355,000	374,071
City of West Fargo ND 2.000% 05/01/2037 Callable @ 100.000 05/01/2026	500,000	486,375
City of West Fargo ND 2.250% 05/01/2040 Callable @ 100.000 05/01/2026	500,000	507,445
City of Williston ND 4.000% 05/01/2035 Callable @ 100.000 05/01/2023	200,000	210,724
City of Williston ND 4.000% 05/01/2038 Callable @ 100.000 05/01/2023	230,000	241,652
Dickinson Public School District No 1 4.000% 08/01/2034 Callable @ 100.000 08/01/2025	400,000	447,384
Mandan Public School District No 1 3.125% 08/01/2024 Callable @ 100.000 08/01/2022	200,000	209,532
Nesson Public School District No 2 4.000% 08/01/2039 Callable @ 100.000 08/01/2027	500,000	567,565
		5,648,454
Health Care (15.8%)
City of Grand Forks ND 4.000% 12/01/2027 Callable @ 100.000 12/01/2021	400,000	407,688
City of Grand Forks ND 5.000% 12/01/2022 Callable @ 100.000 12/01/2021	500,000	518,900
City of Grand Forks ND 5.000% 12/01/2032 Callable @ 100.000 12/01/2021	250,000	257,010
City of Grand Forks ND 5.125% 12/01/2025	250,000	269,208
City of Langdon ND 6.200% 01/01/2025	130,000	130,176
County of Burleigh ND 3.500% 11/01/2028 Callable @ 101.000 11/01/2025	215,000	221,779
County of Burleigh ND 4.000% 11/01/2032 Callable @ 101.000 11/01/2025	250,000	257,073
County of Cass ND 4.125% 02/15/2037 Callable @ 100.000 02/15/2028	595,000	656,612
*County of Cass ND 4.250% 02/15/2043 Callable @ 100.000 02/15/2028	1,290,000	1,423,451
County of Cass ND 5.000% 02/15/2033 Callable @ 100.000 02/15/2028	445,000	541,667
County of Ward ND 5.000% 06/01/2053 Callable @ 100.000 06/01/2028	100,000	113,506
		4,797,069
Housing (10.3%)
North Dakota Housing Finance Agency 2.950% 07/01/2039 Callable @ 100.000 01/01/2029	250,000	266,353
North Dakota Housing Finance Agency 3.000% 07/01/2040 Callable @ 100.000 07/01/2029	315,000	333,081
North Dakota Housing Finance Agency 3.050% 07/01/2021	150,000	150,581
North Dakota Housing Finance Agency 3.050% 07/01/2043 Callable @ 100.000 01/01/2029	250,000	262,815
North Dakota Housing Finance Agency 3.500% 07/01/2035 Callable @ 100.000 07/01/2028	420,000	462,328
North Dakota Housing Finance Agency 3.550% 07/01/2033 Callable @ 100.000 07/01/2027	185,000	202,647
*North Dakota Housing Finance Agency 3.550% 07/01/2040 Callable @ 100.000 07/01/2026	805,000	862,469
North Dakota Housing Finance Agency 3.750% 07/01/2038	560,000	606,850
		3,147,122
Other Revenue (23.8%)
City of Grand Forks ND 5.000% 12/15/2028 Callable @ 100.000 12/15/2025	250,000	303,263
*City of Mandan ND 3.250% 09/01/2041 Callable @ 100.000 09/01/2024	1,250,000	1,301,038
*City of Mandan ND 4.000% 09/01/2034 Callable @ 100.000 09/01/2024	500,000	543,200
City of Minot ND 2.000% 10/01/2042 Callable @ 100.000 10/01/2028	595,000	594,976
County of Barnes ND 4.000% 05/01/2032 Callable @ 100.000 05/01/2025	250,000	276,018
County of Barnes ND 4.000% 05/01/2040 Callable @ 100.000 05/01/2025	500,000	542,285
Jamestown Park District/ND 3.000% 07/01/2035 Callable @ 100.000 07/01/2024	500,000	521,570
Jamestown Park District/ND 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	500,000	545,020
Jamestown Park District/ND 4.000% 07/01/2033 Callable @ 100.000 07/01/2024	345,000	374,874
Minot Park District 3.000% 12/01/2028 Callable @ 100.000 12/01/2023	250,000	263,738
Minot Park District 3.750% 12/01/2038 Callable @ 100.000 12/01/2025	435,000	475,116
North Dakota Public Finance Authority 4.000% 06/01/2028 Callable @ 100.000 06/01/2024	265,000	293,710
North Dakota Public Finance Authority 4.000% 06/01/2030 Callable @ 100.000 06/01/2023	400,000	429,820
North Dakota Public Finance Authority 4.500% 06/01/2026 Callable @ 100.000 06/01/2021	400,000	406,160
North Dakota Public Finance Authority 5.000% 06/01/2028 Callable @ 100.000 06/01/2025	130,000	154,950
North Dakota Public Finance Authority 5.000% 06/01/2031	240,000	240,485
		7,266,220
Pre-Refunded (7.5%)
City of Fargo ND 6.000% 11/01/2028 Callable @ 100.000 11/01/2021	500,000	520,825
County of Burleigh ND 4.500% 07/01/2032 Callable @ 100.000 07/01/2022	250,000	265,488
County of Burleigh ND 5.000% 07/01/2022	300,000	321,924
County of Burleigh ND 5.000% 07/01/2035 Callable @ 100.000 07/01/2021	500,000	510,060
County of Burleigh ND Multi County Sales Tax Revenue 4.000% 11/01/2032 Callable @ 100.000 11/01/2022	400,000	418,500
Grand Forks Regional Airport Authority 4.500% 06/01/2028 Callable @ 100.000 06/01/2021	230,000	233,324
		2,270,120
Transportation (1.2%)
Grand Forks Regional Airport Authority 4.500% 06/01/2028 Callable @ 100.000 06/01/2021	370,000	374,977

Utilities (4.2%)
City of Grand Forks ND Sanitation Revenue 2.600% 09/01/2038 Callable @ 100.000 09/01/2027	290,000	302,450
City of Grand Forks ND Sanitation Revenue 2.625% 09/01/2040 Callable @ 100.000 09/01/2027	485,000	502,906
City of West Fargo ND Water & Sewer Revenue 2.625% 11/01/2034 Callable @ 100.000 11/01/2025	250,000	257,275
Mclean Sheridan Water District 2.000% 09/01/2038 Callable @ 100.000 09/01/2028	205,000	205,639
		1,268,270

TOTAL MUNICIPAL BONDS (COST: $26,366,306)		$27,687,324

OTHER ASSETS LESS LIABILITIES (9.1%)		2,779,811

NET ASSETS (100.0%)		$30,467,135

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities January 31, 2021 (unaudited)

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$68,325,655	$13,805,796	$49,210,648

Investments in securities, at value	$73,017,630	$14,585,051	$52,198,317
Cash and cash equivalents	2,545,702	815,351	3,015,287
Receivable for Fund shares sold	51,848	0	40,969
Accrued interest receivable	1,078,131	105,252	440,670
Receivable from affiliate	10,221	5,346	8,944
Prepaid expenses	2,547	2,146	4,487
Total assets	$76,706,079	$15,513,146	$55,708,674

LIABILITIES
Payable for securities purchased	$0	$0	$0
Payable for Fund shares redeemed	136,067	1,652	95,422
Distributions payable	20,547	5,043	22,688
Trustees’ fees payable	8,382	1,860	6,300
Payable to affiliates	67,568	16,937	51,232
Accrued expenses	7,746	3,631	5,456
Total liabilities	$240,310	$29,123	$181,098

NET ASSETS	$76,465,769	$15,484,023	$55,527,576

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$72,329,499	$15,109,431	$53,333,895
Distributable earnings	4,136,270	374,592	2,193,681

NET ASSETS	$76,465,769	$15,484,023	$55,527,576

Net Assets - Class A	$67,111,674	$14,277,598	$53,088,424
Net Assets - Class I	$9,354,095	$1,206,425	$2,439,152
Shares outstanding - Class A	6,035,851	1,304,174	4,951,699
Shares outstanding - Class I	840,972	110,157	227,557
Net asset value per share - Class A*	$11.12	$10.95	$10.72
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$11.41	$11.23	$10.99
Net asset value per share - Class I	$11.12	$10.95	$10.72

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities January 31, 2021 (unaudited)

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
ASSETS
Investments in securities, at cost	$69,082,877	$81,662,488	$26,366,306

Investments in securities, at value	$72,713,030	$86,769,773	$27,687,324
Cash and cash equivalents	2,353,896	7,325,061	2,625,020
Receivable for Fund shares sold	394,942	107,370	0
Accrued interest receivable	756,377	422,512	253,260
Receivable from affiliate	9,809	11,721	6,610
Prepaid expenses	2,683	3,149	1,593
Total assets	$76,230,737	$94,639,586	$30,573,807

LIABILITIES
Payable for securities purchased	$1,232,533	$243,199	$0
Payable for Fund shares redeemed	19,701	57,580	62,232
Distributions payable	16,360	29,279	6,631
Trustees’ fees payable	7,969	10,155	3,610
Payable to affiliates	67,067	81,663	29,887
Accrued expenses	4,618	8,454	4,312
Total liabilities	$1,348,248	$430,330	$106,672

NET ASSETS	$74,882,489	$94,209,256	$30,467,135

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$71,674,071	$92,192,571	$29,984,959
Distributable earnings	3,208,418	2,016,685	482,176

NET ASSETS	$74,882,489	$94,209,256	$30,467,135

Net Assets - Class A	$70,212,235	$77,191,892	$28,063,065
Net Assets - Class I	$4,670,254	$17,017,364	$2,404,070
Shares outstanding - Class A	5,802,755	7,443,649	2,703,079
Shares outstanding - Class I	385,601	1,640,803	231,486
Net asset value per share - Class A*	$12.10	$10.37	$10.38
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$12.41	$10.64	$10.65
Net asset value per share - Class I	$12.11	$10.37	$10.39

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended January 31, 2021 (unaudited)

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$999,544	$211,360	$707,704
Total investment income	$999,544	$211,360	$707,704

EXPENSES
Investment advisory fees	$183,904	$38,778	$135,943
Distribution (12b-1) fees - Class A	81,772	18,014	65,167
Transfer agent fees	47,162	12,332	35,651
Administrative service fees	69,641	29,006	56,212
Professional fees	9,215	3,123	7,304
Reports to shareholders	1,362	773	880
License, fees, and registrations	749	607	3,253
Audit fees	6,799	1,435	5,028
Trustees’ fees	3,879	819	2,868
Transfer agent out-of-pockets	2,458	765	1,755
Legal fees	3,445	727	2,548
Insurance expense	688	171	490

Total expenses	$411,074	$106,550	$317,099
Less expenses waived or reimbursed (See Note 7)	(60,721)	(31,896)	(53,415)
Total net expenses	$350,353	$74,654	$263,684

NET INVESTMENT INCOME (LOSS)	$649,191	$136,706	$444,020

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$8,407	$0	$(91,580)
Net change in unrealized appreciation (depreciation) of investments	(157,313)	(36,711)	(136,235)
Net realized and unrealized gain (loss) on investments	$(148,906)	$(36,711)	$(227,815)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$500,285	$99,995	$216,205

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended January 31, 2021 (unaudited)

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INVESTMENT INCOME
Interest	$923,393	$1,231,441	$446,678
Total investment income	$923,393	$1,231,441	$446,678

EXPENSES
Investment advisory fees	$179,695	$226,904	$76,044
Distribution (12b-1) fees - Class A	83,829	93,658	35,168
Transfer agent fees	46,152	57,482	21,275
Administrative service fees	68,463	81,681	39,440
Professional fees	8,601	10,928	4,677
Reports to shareholders	626	1,608	721
License, fees, and registrations	1,030	1,332	881
Audit fees	6,645	8,390	2,812
Trustees’ fees	3,791	4,786	1,604
Transfer agent out-of-pockets	1,632	2,613	1,312
Legal fees	3,367	4,252	1,425
Insurance expense	524	775	270

Total expenses	$404,355	$494,409	$185,629
Less expenses waived or reimbursed (See Note 7)	(58,156)	(69,294)	(39,384)
Total net expenses	$346,199	$425,115	$146,245

NET INVESTMENT INCOME (LOSS)	$577,194	$806,326	$300,433

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$2,035	$9,010	$(19,627)
Net change in unrealized appreciation (depreciation) of investments	124,438	242,275	(3,637)
Net realized and unrealized gain (loss) on investments	$126,473	$251,285	$(23,264)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$703,667	$1,057,611	$277,169

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended January 31, 2021 (unaudited)

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$649,191	$136,706	$444,020
Net realized gain (loss) from investment transactions	8,407	0	(91,580)
Net change in unrealized appreciation (depreciation) of investments	(157,313)	(36,711)	(136,235)
Net increase (decrease) in net assets resulting from operations	$500,285	$99,995	$216,205

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(568,602)	$(125,741)	$(422,956)
Distributions - Class I	(81,003)	(10,971)	(21,063)
Total distributions	$(649,605)	$(136,712)	$(444,019)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$5,531,566	$255,453	$2,713,873
Proceeds from sale of shares - Class I	2,703,350	210,000	1,266,910
Proceeds from reinvested dividends - Class A	495,529	99,377	298,118
Proceeds from reinvested dividends - Class I	35,545	8,541	14,748
Cost of shares redeemed - Class A	(2,082,813)	(616,453)	(1,258,164)
Cost of shares redeemed - Class I	(134,001)	(72,901)	(497,230)
Net increase (decrease) in net assets resulting from capital share transactions	$6,549,176	$(115,983)	$2,538,255

TOTAL INCREASE (DECREASE) IN NET ASSETS	$6,399,856	$(152,700)	$2,310,441
NET ASSETS, BEGINNING OF PERIOD	70,065,913	15,636,723	53,217,135
NET ASSETS, END OF PERIOD	$76,465,769	$15,484,023	$55,527,576

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended January 31, 2021 (unaudited)

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$577,194	$806,326	$300,433
Net realized gain (loss) from investment transactions	2,035	9,010	(19,627)
Net change in unrealized appreciation (depreciation) of investments	124,438	242,275	(3,637)
Net increase (decrease) in net assets resulting from operations	$703,667	$1,057,611	$277,169

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(532,844)	$(648,913)	$(274,956)
Distributions - Class I	(44,275)	(157,337)	(25,168)
Total distributions	$(577,119)	$(806,250)	$(300,124)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$10,762,951	$6,915,661	$2,238,314
Proceeds from sale of shares - Class I	590,764	3,989,800	328,580
Proceeds from reinvested dividends - Class A	444,831	562,566	240,995
Proceeds from reinvested dividends - Class I	32,029	62,173	20,321
Cost of shares redeemed - Class A	(3,432,371)	(3,220,981)	(3,112,040)
Cost of shares redeemed - Class I	(762,926)	(545,857)	(95,726)
Net increase (decrease) in net assets resulting from capital share transactions	$7,635,278	$7,763,362	$(379,556)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$7,761,826	$8,014,723	$(402,511)
NET ASSETS, BEGINNING OF PERIOD	67,120,663	86,194,533	30,869,646
NET ASSETS, END OF PERIOD	$74,882,489	$94,209,256	$30,467,135

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2020

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,340,928	$301,278	$980,712
Net realized gain (loss) from investment transactions	46,838	(4,467)	13,475
Net change in unrealized appreciation (depreciation) of investments	1,862,351	190,819	902,650
Net increase (decrease) in net assets resulting from operations	$3,250,117	$487,630	$1,896,837

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,195,736)	$(286,724)	$(936,040)
Distributions - Class I	(144,913)	(14,396)	(44,553)
Total distributions	$(1,340,649)	$(301,120)	$(980,593)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$12,689,397	$1,288,811	$8,832,956
Proceeds from sale of shares - Class I	1,497,214	535,725	1,682,866
Proceeds from reinvested dividends - Class A	1,003,520	227,836	650,345
Proceeds from reinvested dividends - Class I	57,877	13,305	37,971
Cost of shares redeemed - Class A	(5,039,101)	(1,741,465)	(3,595,127)
Cost of shares redeemed - Class I	(401,566)	(66,265)	(1,171,751)
Net increase (decrease) in net assets resulting from capital share transactions	$9,807,341	$257,947	$6,437,260

TOTAL INCREASE (DECREASE) IN NET ASSETS	$11,716,809	$444,457	$7,353,504
NET ASSETS, BEGINNING OF PERIOD	58,349,104	15,192,266	45,863,631
NET ASSETS, END OF PERIOD	$70,065,913	$15,636,723	$53,217,135

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2020

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,163,773	$1,687,558	$658,794
Net realized gain (loss) from investment transactions	17,250	(42,070)	(1,232)
Net change in unrealized appreciation (depreciation) of investments	1,063,158	1,349,142	152,390
Net increase (decrease) in net assets resulting from operations	$2,244,181	$2,994,630	$809,952

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,076,314)	$(1,417,923)	$(603,648)
Distributions - Class I	(86,503)	(269,549)	(54,172)
Total distributions	$(1,162,817)	$(1,687,472)	$(657,820)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$21,896,765	$18,171,272	$8,399,576
Proceeds from sale of shares - Class I	1,566,726	5,099,246	291,649
Proceeds from reinvested dividends - Class A	849,312	1,192,611	518,844
Proceeds from reinvested dividends - Class I	67,012	93,000	42,053
Cost of shares redeemed - Class A	(5,961,719)	(8,259,958)	(2,843,708)
Cost of shares redeemed - Class I	(333,062)	(1,233,416)	(330,889)
Net increase (decrease) in net assets resulting from capital share transactions	$18,085,034	$15,062,755	$6,077,525

TOTAL INCREASE (DECREASE) IN NET ASSETS	$19,166,398	$16,369,913	$6,229,657
NET ASSETS, BEGINNING OF PERIOD	47,954,265	69,824,620	24,639,989
NET ASSETS, END OF PERIOD	$67,120,663	$86,194,533	$30,869,646

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

Viking Mutual Funds (the “Trust”) was organized as a Delaware business trust on March 30, 1999 and commenced operations on August 3, 1999. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of six series (the “Funds”).

The Kansas Municipal Fund (“KS Muni Fund”), Maine Municipal Fund (“ME Muni Fund”), Nebraska Municipal Fund (“NE Muni Fund”), and Oklahoma Municipal Fund (“OK Muni Fund”), Viking Tax-Free Fund for Montana (“Tax-Free Fund for MT”), and Viking Tax-Free Fund for North Dakota (“Tax-Free Fund for ND”), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund’s respective state income tax as is consistent with preservation of capital.

Each Fund in the Trust currently offers both Class A and Class I shares. Class A shares are sold with an initial sales charge of 2.50% and a distribution fee of up to 0.25% on an annual basis. Class I shares are sold without sales charge or distribution fee. The two classes of shares represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—The Funds value their investments at fair value. Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by the Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds’ Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments into the Funds of $500,000 or more, a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of January 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized into interest income using the effective yield method over the lives of the respective securities.

Cash and cash equivalents— The Funds consider investments in an FDIC insured interest bearing savings account to be cash. The Fund maintains balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on an accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount and capital loss carryforwards. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) in net assets during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The Funds simultaneously use the settled shares method to allocate income and fund-wide expenses and use the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2021:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Municipal Bonds	$0	$73,017,630	$0	$73,017,630
	Total	$0	$73,017,630	$0	$73,017,630

ME Muni Fund	Municipal Bonds	$0	$14,585,051	$0	$14,585,051
	Total	$0	$14,585,051	$0	$14,585,051

NE Muni Fund	Municipal Bonds	$0	$52,198,317	$0	$52,198,317
	Total	$0	$52,198,317	$0	$52,198,317

OK Muni Fund	Municipal Bonds	$0	$72,713,030	$0	$72,713,030
	Total	$0	$72,713,030	$0	$72,713,030

Tax-Free	Municipal Bonds	$0	$86,769,773	$0	$86,769,773
Fund for MT	Total	$0	$86,769,773	$0	$86,769,773

Tax-Free	Municipal Bonds	$0	$27,687,324	$0	$27,687,324
Fund for ND	Total	$0	$27,687,324	$0	$27,687,324

The Funds did not own any Level 3 assets during the six month period ended January 31, 2021.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the year ended January 31, 2021, were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Purchases	$9,231,488	$1,361,619	$5,519,442	$15,029,688	$15,033,371	$4,879,957
Sales	$2,560,000	$205,000	$1,270,000	$1,550,000	$4,425,000	$3,412,399

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Six Months Ended 1/31/2021:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	499,303	23,365	253,230	893,427	671,023	216,080
Shares issued from reinvestments	44,731	9,104	27,844	36,973	54,595	23,310
Shares redeemed	(187,769)	(56,492)	(117,602)	(286,251)	(313,120)	(300,974)
Net increase (decrease)	356,265	(24,023)	163,472	644,149	412,498	(61,584)

Class I
Shares sold	243,996	19,167	118,509	49,131	387,069	31,828
Shares issued from reinvestments	3,207	782	1,378	2,660	6,030	1,964
Shares redeemed	(12,118)	(6,681)	(46,517)	(63,054)	(52,876)	(9,254)
Net increase (decrease)	235,085	13,268	73,370	(11,263)	340,223	24,538

Year Ended 7/31/20:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	1,163,906	118,390	831,320	1,835,015	1,778,442	812,697
Shares issued from reinvestments	91,801	20,937	61,125	71,191	116,719	50,215
Shares redeemed	(464,404)	(158,858)	(339,493)	(501,839)	(811,144)	(280,305)
Net increase (decrease)	791,303	(19,531)	552,952	1,404,367	1,084,017	582,607

Class I
Shares sold	137,644	49,194	158,564	131,616	498,225	28,235
Shares issued from reinvestments	5,292	1,222	3,571	5,610	9,100	4,069
Shares redeemed	(36,641)	(6,077)	(109,233)	(28,415)	(120,981)	(31,997)
Net increase (decrease)	106,295	44,339	52,902	108,811	386,344	307

NOTE 6: Income Tax Information

At July 31, 2020, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Investments at cost	$61,923,320	$12,703,173	$45,343,881	$55,887,606	$71,358,681	$24,970,547
Unrealized appreciation	$4,853,440	$815,977	$3,143,027	$3,555,818	$4,875,066	$1,376,219
Unrealized depreciation	(509)	0	(19,124)	(49,740)	(9,600)	(46,579)
Net unrealized appreciation*	$4,852,931	$815,977	$3,123,903	$3,506,078	$4,865,466	$1,329,640

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

The tax character of distributions were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Year ended 7/31/20:	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Tax-exempt income	$1,340,649	$301,120	$980,593	$1,162,817	$1,687,472	$657,820

Year ended 7/31/19:
Tax-exempt income	$1,591,711	$381,315	$1,019,024	$1,062,999	$1,756,127	$626,153

As of July 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Undistributed tax-exempt income	$19,925	$4,466	$21,159	$17,955	$28,755	$6,699
Distributions payable	(19,920)	(4,434)	(21,156)	(17,951)	(28,647)	(6,700)
Accumulated capital and other losses	(567,346)	(404,701)	(702,411)	(424,212)	(3,100,250)	(824,509)
Unrealized appreciation/(depreciation)*	4,852,931	815,977	3,123,903	3,506,078	4,865,466	1,329,640
Total accumulated earnings/(deficit)	$4,285,590	$411,308	$2,421,495	$3,081,870	$1,765,324	$505,130

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

The Funds’ capital loss carryforward amounts as of July 31, 2020 are as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Non-expiring S-T losses	$529,076	$374,769	$702,411	$215,438	$1,938,429	$619,663
Non-expiring L-T losses	38,270	29,932	0	208,774	1,161,821	204,846
Total	$567,346	$404,701	$702,411	$424,212	$3,100,250	$824,509

Capital loss carryforward utilized	$49,435	$19,417	$31,719	$66,677	$0	$34,862

There were no reclassifications for tax purposes for the Funds for the year ended July 31, 2020.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and IFS, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of 0.50% of each Fund’s average daily net assets. VFM has contractually agreed to waive its management fee and to reimburse expenses for the Funds, other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions, and acquired fund fees and expenses, until November 29, 2021 so that the net annual operating expenses do not exceed 0.98% and 0.73% for Class A and I, respectively. After November 29, 2021, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. There are no recoupment provisions in place for waived/reimbursed fees. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Six Months Ended 1/31/2021			Payable 1/31/2021
	Advisory Fees	Waived	Reimb.	Advisory	Waived	Reimb.
KS Muni Fund	$183,904	$60,721	$0	$32,081	$10,221	$0
ME Muni Fund	$38,778	$31,896	$0	$6,560	$5,346	$0
NE Muni Fund	$135,943	$53,415	$0	$23,383	$8,944	$0
OK Muni Fund	$179,695	$58,156	$0	$31,434	$9,809	$0
Tax-Free Fund for MT	$226,904	$69,294	$0	$39,723	$11,721	$0
Tax-Free Fund for ND	$76,044	$39,384	$0	$12,950	$6,610	$0

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 1/31/2021			Payable 1/31/2021
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
KS Muni Fund - A	$47,409	$0	$81,772	$14,117
ME Muni Fund - A	$891	$0	$18,014	$3,024
NE Muni Fund - A	$25,092	$0	$65,167	$11,177
OK Muni Fund - A	$41,003	$0	$83,829	$14,733
Tax-Free Fund for MT - A	$29,981	$2,795	$93,658	$16,267
Tax-Free Fund for ND - A	$7,693	$0	$35,168	$5,962

IFS acts as the Funds’ transfer agent for a monthly variable fee equal to 0.12% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses and an additional fee of $500 per month for each additional share class. IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and an additional fee of $1,000 per month for each additional share class. Certain Officers of the Funds are also Officers and Governors of IFS.

.

	Six Months Ended 1/31/2021		Payable 1/31/2021
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
KS Muni Fund	$49,620	$69,641	$9,330	$12,040
ME Muni Fund	$13,097	$29,006	$2,459	$4,894
NE Muni Fund	$37,406	$56,212	$7,067	$9,605
OK Muni Fund	$47,784	$68,463	$9,041	$11,859
Tax-Free Fund for MT	$60,095	$81,681	$11,493	$14,180
Tax-Free Fund for ND	$22,587	$39,440	$4,291	$6,684

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund’s portfolio, the greater its interest rate risk.

NOTE 9: Covid-19 Risks

An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty.

The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

NOTE 10: Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

KANSAS MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/2021+	7/31/20	7/31/19	7/31/18	7/31/17	7/29/16
NET ASSET VALUE, BEGINNING OF PERIOD	$11.15	$10.83	$10.53	$10.78	$11.13	$10.87

Income (loss) from investment operations:
Net investment income (loss)	$0.10	$0.23	$0.29	$0.28	$0.30	$0.31
Net realized and unrealized gain (loss) on investments (1)	(0.03)	0.32	0.30	(0.25)	(0.35)	0.26
Total from investment operations	$0.07	$0.55	$0.59	$0.03	$(0.05)	$0.57

Distributions from net investment income	$(0.10)	$(0.23)	$(0.29)	$(0.28)	$(0.30)	$(0.31)

NET ASSET VALUE, END OF PERIOD	$11.12	$11.15	$10.83	$10.53	$10.78	$11.13

Total Return (excludes any applicable sales charge) #	0.61%	5.11%	5.69%	0.32%	(0.42%)	5.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$67,112	$63,309	$52,936	$56,489	$61,775	$60,489
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.14%	1.17%	1.18%	1.16%	1.15%	1.18%
Ratio of net investment income to average net assets ^ (2)	1.74%	2.06%	2.74%	2.67%	2.76%	2.81%
Portfolio turnover rate #	3.74%	15.21%	28.75%	21.27%	6.85%	12.10%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

KANSAS MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Period
	Months	Year	Year	From
	Ended	Ended	Ended	11/1/17* to
	1/31/21+	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$11.15	$10.83	$10.54	$10.74

Income (loss) from investment operations:
Net investment income (loss)	$0.10	$0.25	$0.32	$0.23
Net realized and unrealized gain (loss) on investments (1)	(0.03)	0.32	0.29	(0.20)
Total from investment operations	$0.07	$0.57	$0.61	$0.03

Distributions from net investment income	$(0.10)	$(0.25)	$(0.32)	$(0.23)

NET ASSET VALUE, END OF PERIOD	$11.12	$11.15	$10.83	$10.54

Total Return (excludes any applicable sales charge) #	0.74%	5.36%	5.86%	0.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$9,354	$6,756	$5,413	$2,828
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.89%	0.92%	0.93%	0.92%
Ratio of net investment income to average net assets ^ (2)	1.99%	2.31%	2.99%	2.99%
Portfolio turnover rate #	3.74%	15.21%	28.75%	21.27%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/21+	7/31/20	7/31/19	7/31/18	7/31/17	7/29/16
NET ASSET VALUE, BEGINNING OF PERIOD	$10.97	$10.85	$10.64	$10.88	$11.31	$10.99

Income (loss) from investment operations:
Net investment income (loss)	$0.10	$0.21	$0.26	$0.24	$0.25	$0.27
Net realized and unrealized gain (loss) on investments (1)	(0.02)	0.12	0.21	(0.24)	(0.43)	0.33
Total from investment operations	$0.08	$0.33	$0.47	$0.00	$(0.18)	$0.60

Less Distributions:
Distributions from net investment income	$(0.10)	$(0.21)	$(0.26)	$(0.24)	$(0.25)	$(0.27)
Distributions from net realized gains	0.00	0.00	0.00	0.00	0.00	(0.01)
Returns of Capital	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	$(0.10)	$(0.21)	$(0.26)	$(0.24)	$(0.25)	$(0.28)

NET ASSET VALUE, END OF PERIOD	$10.95	$10.97	$10.85	$10.64	$10.88	$11.31

Total Return (excludes any applicable sales charge) #	0.70%	3.08%	4.45%	0.04%	(1.55%)	5.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$14,278	$14,573	$14,622	$17,742	$19,811	$20,213
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.39%	1.40%	1.41%	1.33%	1.25%	1.29%
Ratio of net investment income to average net assets ^ (2)	1.74%	1.94%	2.40%	2.28%	2.31%	2.39%
Portfolio turnover rate #	1.43%	22.13%	7.56%	10.91%	21.81%	1.88%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Period
	Months	Year	Year	From
	Ended	Ended	Ended	11/1/17* to
	1/31/21+	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.98	$10.85	$10.65	$10.84

Income (loss) from investment operations:
Net investment income (loss)	$0.11	$0.24	$0.28	$0.20
Net realized and unrealized gain (loss) on investments (1)	(0.03)	0.13	0.20	(0.19)
Total from investment operations	$0.08	$0.37	$0.48	$0.01

Distributions from net investment income	$(0.11)	$(0.24)	$(0.28)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$10.95	$10.98	$10.85	$10.65

Total Return (excludes any applicable sales charge) #	0.73%	3.43%	4.61%	0.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$1,206	$1,063	$570	$325
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	1.14%	1.15%	1.16%	1.11%
Ratio of net investment income to average net assets ^ (2)	1.99%	2.19%	2.65%	2.53%
Portfolio turnover rate #	1.43%	22.13%	7.56%	10.91%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/21+	7/31/20	7/31/19	7/31/18	7/31/17	7/29/16
NET ASSET VALUE, BEGINNING OF PERIOD	$10.77	$10.58	$10.25	$10.46	$10.82	$10.48

Income (loss) from investment operations:
Net investment income (loss)	$0.09	$0.21	$0.24	$0.24	$0.25	$0.27
Net realized and unrealized gain (loss) on investments (1)	(0.05)	0.19	0.33	(0.21)	(0.36)	0.34
Total from investment operations	$0.04	$0.40	$0.57	$0.03	$(0.11)	$0.61

Distributions from net investment income	$(0.09)	$(0.21)	$(0.24)	$(0.24)	$(0.25)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$10.72	$10.77	$10.58	$10.25	$10.46	$10.82

Total Return (excludes any applicable sales charge) #	0.35%	3.81%	5.65%	0.34%	(1.01%)	5.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$53,088	$51,557	$44,793	$45,182	$50,095	$46,217
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.18%	1.19%	1.21%	1.21%	1.18%	1.20%
Ratio of net investment income to average net assets ^ (2)	1.62%	1.96%	2.33%	2.36%	2.35%	2.58%
Portfolio turnover rate #	2.49%	13.06%	8.20%	8.99%	22.92%	7.47%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Period
	Months	Year	Year	From
	Ended	Ended	Ended	11/1/17* to
	1/31/21+	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.76	$10.57	$10.25	$10.42

Income (loss) from investment operations:
Net investment income (loss)	$0.10	$0.23	$0.27	$0.20
Net realized and unrealized gain (loss) on investments (1)	(0.04)	0.19	0.32	(0.17)
Total from investment operations	$0.06	$0.42	$0.59	$0.03

Distributions from net investment income	$(0.10)	$(0.23)	$(0.27)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$10.72	$10.76	$10.57	$10.25

Total Return (excludes any applicable sales charge) #	0.57%	4.07%	5.81%	0.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$2,439	$1,660	$1,071	$206
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.93%	0.94%	0.96%	0.97%
Ratio of net investment income to average net assets ^ (2)	1.87%	2.21%	2.58%	2.63%
Portfolio turnover rate #	2.49%	13.06%	8.20%	8.99%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/2021+	7/31/20	7/31/19	7/31/18	7/31/17	7/29/16
NET ASSET VALUE, BEGINNING OF PERIOD	$12.08	$11.86	$11.47	$11.74	$12.10	$11.64

Income (loss) from investment operations:
Net investment income (loss)	$0.10	$0.24	$0.29	$0.27	$0.27	$0.28
Net realized and unrealized gain (loss) on investments (1)	0.02	0.22	0.39	(0.27)	(0.36)	0.46
Total from investment operations	$0.12	0.46	0.68	0.00	$(0.09)	$0.74

Distributions from net investment income	$(0.10)	$(0.24)	$(0.29)	$(0.27)	$(0.27)	$(0.28)

NET ASSET VALUE, END OF PERIOD	$12.10	$12.08	$11.86	$11.47	$11.74	$12.10

Total Return (excludes any applicable sales charge) #	0.97%	3.92%	5.98%	(0.04%)	(0.71%)	6.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$70,212	$62,321	$44,534	$41,362	$47,374	$46,718
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.14%	1.17%	1.20%	1.19%	1.16%	1.19%
Ratio of net investment income to average net assets ^ (2)	1.59%	1.99%	2.46%	2.28%	2.30%	2.40%
Portfolio turnover rate #	2.32%	13.69%	18.37%	13.03%	5.30%	10.58%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Period
	Months	Year	Year	From
	Ended	Ended	Ended	11/1/17* to
	1/31/21+	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$12.09	$11.87	$11.48	$11.69

Income (loss) from investment operations:
Net investment income (loss)	$0.11	$0.27	$0.31	$0.22
Net realized and unrealized gain (loss) on investments (1)	0.02	0.22	0.39	(0.21)
Total from investment operations	$0.13	$0.49	$0.70	$0.01

Distributions from net investment income	$(0.11)	$(0.27)	$(0.31)	$(0.22)

NET ASSET VALUE, END OF PERIOD	$12.11	$12.09	$11.87	$11.48

Total Return (excludes any applicable sales charge) #	1.10%	4.18%	6.24%	0.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$4,670	$4,799	$3,420	$989
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.89%	0.92%	0.95%	0.96%
Ratio of net investment income to average net assets ^ (2)	1.84%	2.25%	2.71%	2.62%
Portfolio turnover rate #	2.32%	13.69%	18.37%	13.03%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Seven
	Months	Year	Year	Months	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/21+	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16	12/31/15
NET ASSET VALUE, BEGINNING OF PERIOD	$10.35	$10.18	$9.86	$10.08	$9.95	$10.26	$10.23

Income (loss) from investment operations:
Net investment income (loss)	$0.09	$0.22	$0.25	$0.14	$0.24	$0.27	$0.29
Net realized and unrealized gain (loss) on investments (1)	0.02	0.17	0.32	(0.22)	0.13	(0.31)	0.03
Total from investment operations	$0.11	$0.39	$0.57	$(0.08)	$0.37	$(0.04)	$0.32

Less Distributions:
Dividends from net investment income	$(0.09)	$(0.22)	$(0.25)	$(0.14)	$(0.24)	$(0.27)	$(0.29)
Total distributions	$(0.09)	$(0.22)	$(0.25)	$(0.14)	$(0.24)	$(0.27)	$(0.29)

NET ASSET VALUE, END OF PERIOD	$10.37	$10.35	$10.18	$9.86	$10.08	$9.95	$10.26

Total Return (excludes any applicable sales charge) #	1.07%	3.89%	5.90%	(0.74%)	3.77%	(0.43%)	3.21%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$77,192	$72,738	$60,520	$62,913	$68,990	$75,870	$69,811
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	0.13%	1.15%	1.17%	1.17%	1.15%	1.16%	1.15%
Ratio of net investment income to average net assets ^ (2)	1.73%	2.15%	2.54%	2.52%	2.42%	2.63%	2.87%
Portfolio turnover rate #	5.31%	10.52%	19.78%	16.63%	20.44%	16.58%	11.91%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Seven		Period
	Months	Year	Year	Months	Year	From
	Ended	Ended	Ended	Ended	Ended	8/1/16* to
	1/31/2021+	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$10.35	$10.18	$9.86	$10.08	$9.95	$10.41

Income (loss) from investment operations:
Net investment income (loss)	$0.10	$0.25	$0.28	$0.16	$0.27	$0.12
Net realized and unrealized gain (loss) on investments (1)	0.02	0.17	0.32	(0.22)	0.13	(0.46)
Total from investment operations	$0.12	$0.42	$0.60	$(0.06)	$0.40	$(0.34)

Less Distributions:
Dividends from net investment income	$(0.10)	$(0.25)	$(0.28)	$(0.16)	$(0.27)	$(0.12)
Total distributions	$(0.10)	$(0.25)	$(0.28)	$(0.16)	$(0.27)	$(0.12)

NET ASSET VALUE, END OF PERIOD	$10.37	$10.35	$10.18	$9.86	$10.08	$9.95

Total Return (excludes any applicable sales charge) #	1.20%	4.15%	6.16%	(0.59%)	4.03%	(3.32%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$ 17,017	$13,456	$9,305	$7,639	$5,196	$821
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.88%	0.90%	0.92%	0.91%	0.90%	0.92%
Ratio of net investment income to average net assets ^ (2)	1.98%	2.40%	2.80%	2.77%	2.65%	2.74%
Portfolio turnover rate #	5.31%	10.52%	19.78%	16.63%	20.44%	16.58%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Seven
	Months	Year	Year	Months	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/21+	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16	12/31/15
NET ASSET VALUE, BEGINNING OF PERIOD	$10.39	$10.31	$10.07	$10.26	$10.20	$10.47	$10.39

Income (loss) from investment operations:
Net investment income (loss)	$0.10	$0.23	$0.27	$0.15	$0.26	$0.27	$0.27
Net realized and unrealized gain (loss) on investments (1)	(0.01)	0.08	0.24	(0.19)	0.06	(0.27)	0.08
Total from investment operations	$0.09	$0.31	$0.51	$(0.04)	$0.32	$0.00	$0.35

Less Distributions:
Dividends from net investment income	$(0.10)	$(0.23)	$(0.27)	$(0.15)	$(0.26)	$(0.27)	$(0.27)
Total distributions	$(0.10)	$(0.23)	$(0.27)	$(0.15)	$(0.26)	$(0.27)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$10.38	$10.39	$10.31	$10.07	$10.26	$10.20	$10.47

Total Return (excludes any applicable sales charge) #	0.89%	3.06%	5.10%	(0.40%)	3.12%	(0.08%)	3.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$28,063	$28,719	$22,508	$22,910	$23,548	$25,385	$26,045
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.24%	1.26%	1.32%	1.31%	1.30%	1.27%	1.24%
Ratio of net investment income to average net assets ^ (2)	1.96%	2.25%	2.63%	2.54%	2.51%	2.53%	2.62%
Portfolio turnover rate #	12.45%	21.95%	23.16%	7.57%	11.14%	13.28%	19.05%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six			Seven		Period
	Months	Year	Year	Months	Year	From
	Ended	Ended	Ended	Ended	Ended	8/1/16* to
	1/31/21+	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$10.39	$10.32	$10.07	$10.26	$10.20	$10.65

Income (loss) from investment operations:
Net investment income (loss)	$0.11	$0.26	$0.29	$0.16	$0.28	$0.12
Net realized and unrealized gain (loss) on investments (1)	0.00	0.07	0.25	(0.19)	0.06	(0.45)
Total from investment operations	$0.11	$0.33	$0.54	$(0.03)	$0.34	$(0.33)

Less Distributions:
Dividends from net investment income	$(0.11)	$(0.26)	$(0.29)	$(0.16)	$(0.28)	$(0.12)
Total distributions	$(0.11)	$(0.26)	$(0.29)	$(0.16)	$(0.28)	$(0.12)

NET ASSET VALUE, END OF PERIOD	$10.39	$10.39	$10.32	$10.07	$10.26	$10.20

Total Return (excludes any applicable sales charge) #	1.11%	3.22%	5.47%	(0.25%)	3.38%	(3.11%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$2,404	$2,150	$2,132	$920	$649	$386
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.99%	1.01%	1.09%	1.06%	1.04%	1.05%
Ratio of net investment income to average net assets ^ (2)	2.21%	2.50%	2.88%	2.78%	2.75%	2.82%
Portfolio turnover rate #	12.45%	21.95%	23.16%	7.57%	11.14%	13.28%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
*	Commencement of operations.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses - The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes - The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value	Value	During	Expense
	7/31/20	1/31/21	Period*	Ratio
Kansas Municipal Fund
Actual - Class A	$1,000.00	$1,000.06	$4.94	0.98%
Actual - Class I	$1,000.00	$1,000.07	$3.68	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%
Maine Municipal Fund
Actual - Class A	$1,000.00	$1,000.07	$4.94	0.98%
Actual - Class I	$1,000.00	$1,000.07	$3.68	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%
Nebraska Municipal Fund
Actual - Class A	$1,000.00	$1,000.04	$4.94	0.98%
Actual - Class I	$1,000.00	$1,000.06	$3.68	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%
Oklahoma Municipal Fund
Actual - Class A	$1,000.00	$1,000.10	$4.94	0.98%
Actual - Class I	$1,000.00	$1,000.11	$3.68	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%
Viking Tax-Free Fund of Montana
Actual - Class A	$1,000.00	$1,000.11	$4.94	0.98%
Actual - Class I	$1,000.00	$1,000.12	$3.68	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%
Viking Tax-Free Fund of North Dakota
Actual - Class A	$1,000.00	$1,000.09	$4.94	0.98%
Actual - Class I	$1,000.00	$1,000.11	$3.68	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied 184 days in the one-half year period, and divided by 365 days in the fiscal year (to reflect the one-half year period).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

At a meeting held on November 2, 2020, the Board of Trustees (the “Board” or the “Trustees”) of Viking Mutual Funds (the “Trust”), including a majority of the trustees who are neither a party to the advisory agreement nor “interested persons” of any such party (the “Independent Trustee”), unanimously determined to renew the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of its series (each, a Fund and, together, the “Funds”), and Viking Fund Management, LLC (“Viking” or the “Adviser”). The Board considered information received and discussions held at the November 2, 2020 Board meeting and, with respect to the Independent Trustees, discussions held at the October 12, 2020 meeting of the Governance Committee.

In determining whether it was appropriate to renew the Advisory Agreement, the Trustees requested information provided by the Adviser that they believed to be reasonably necessary to reach their conclusion. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. In connection with the renewal of the Advisory Agreement for each Fund, the Board reviewed factors set out in judicial decisions and Securities and Exchange Commission disclosure rules relating to the renewal of advisory contracts, which include, but are not limited to, the following:

(a)	the nature, extent and quality of services provided by the Adviser to the Fund;

(b)	the various personnel furnishing such services and their duties and qualifications;

(c)	the Fund’s investment performance as compared to standardized industry performance data;

(d)	the Adviser’s costs and profitability of furnishing the investment management services to the Fund;

(e)	the extent to which the Adviser realizes economies of scale as the Fund grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(f)	an analysis of the rates charged by other investment advisers to similar funds;

(g)	the expense ratios of the Fund as compared to data for comparable funds; and

(h)

information with respect to all benefits to the Adviser associated with its relationship with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund.

In evaluating the Adviser’s services and fees, among other information, the Trustees reviewed information concerning the performance of each Fund, the recent financial statements of the Adviser, and the advisory fees and other Fund expenses compared to advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the Trust on behalf of the Funds, the Trustees considered, among other things, the advisory fees, the Funds’ past performance, the nature, extent and quality of the services provided, the profitability of the Adviser and its affiliates (costs and profits from furnishing services to each Fund), and the contractual expense limitations agreed to by the Adviser with respect to Fund expenses. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to each Fund. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to contractually or voluntarily limit Fund expenses, the skills and capabilities of the Adviser and the representations from the Adviser that the Funds’ portfolio managers will continue to manage each Fund in substantially the same way as it had been managed.

The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Advisory Agreement:

Nature, extent and quality of services. The Board considered that the Adviser currently provides services to 12 funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds to municipal funds. The Board also considered that the Adviser has a strong culture of compliance and provides quality services. The Board noted that the experience and expertise of the Adviser are attributable to the long-term focus on managing investment companies and have the potential to enhance the Funds’ future performance. Based on the information provided, the Board determined that the overall nature, extent and quality of the services provided by the Adviser have historically been, and continue to be, adequate and appropriate.

Investment performance. Upon a review of the total return history and category rankings of each Fund, according to Morningstar data, the Board determined that the performance of each Fund was satisfactory and that each Fund has been meeting its investment objective. With respect to index performance comparisons, the Board recognized that the index is a general municipal index. In this regard, the Board made the following observations:

As of July 31, 2020, the Morningstar risk rating for Class A shares of: (1) Kansas Municipal Fund was average for the 3- and 10-year periods and below average for the 5-year period; (2) Nebraska Municipal Fund was below average for the 3-year period, average for the 5-year period, and above average for the 10-year periods; (3) Oklahoma Municipal Fund was average for the 3-year period and above average for the 5- and 10-year periods; (4) Maine Municipal Fund was low for 3-year, below average for the 5-year, and average for the 10-year period; (5) Viking Tax-Free Fund for North Dakota was low for the 3-year period, below average for the 5-year period, and average for the 10-year period; and (6) Viking Tax-Free Fund for Montana was average for the 3- and 5-year periods and above average for the 10-year period.

As of July 31, 2020, the Morningstar return rating for Class A shares of: (1) Kansas Municipal Fund was above average for the 3- and 5-year periods and average for the 10-year period; (2) Nebraska Municipal Fund was average for the 3-, 5-, and 10-year periods; (3) Oklahoma Municipal Fund was average for the 3-, 5- and 10-year periods; (4) Maine Municipal Fund was below average for the 3- , 5-, and 10-year periods; (5) Viking Tax-Free Fund for North Dakota was below average for the 3- and 5-year periods and average for the 10-year period; and (6) Viking Tax-Free Fund for Montana was average for the 3- and 5- and 10-year periods.

As of July 31, 2020, the Fund performance for Class A shares of: (1) Kansas Municipal Fund was below its index for the 1-, 3-, 5-, and 10-year periods, and above its category median for the 1-, 3-, 5-, and 10-year periods, (2) Nebraska Municipal Fund was below its index for the 1-, 3-, 5-, and 10-year periods, below its category median for the 1-, 3-, and 5-year periods, and above its category median for the 10-year period; (3) Oklahoma Municipal Fund was below its index for the 1-, 3-, 5-, and 10-year periods, below its category median for the 1- and 3-year periods, and above its category median for the 5-, and 10-year periods; (4) Maine Municipal Fund was below its index and category median for the 1-, 3-, 5-, and 10-year periods; (5) Viking Tax-Free Fund for North Dakota was below its index for the 1- , 3-, 5-, and 10-year periods and below its category median for the 1-, 3-, 5, and 10-year periods and (6) Viking Tax-Free Fund for Montana was below its index for the 1-, 3-, 5-, and 10-year periods and below its category median for the 1-, 3-, and 5-year periods and at its category median for the 10-year period.

Profitability. In connection with its review of advisory fees, the Board also considered the profitability to the Adviser and its affiliates of their relationship to the Funds. In this regard, the Board received information regarding the financial condition of the Adviser and the distributor for the calendar year ended December 31, 2019 and the six months ended June 30, 2020. The Board also received Fund-by-Fund profitability information, which included fees and expenses of the Adviser as well as the affiliated distributor and transfer agent. Based on the information provided, the Board concluded that the level of profitability under the Advisory Agreements was not unreasonable in light of the services provided and taking into account fees and expenses of affiliated service providers to the Funds.

Economies of scale. The Board considered whether there were economies of scale with respect to management of the Funds and whether the Funds would benefit from any economies of scale. In this regard, the Board considered information regarding each Fund’s size and noted that the size of the Fund had not reached an asset level to benefit from economies of scale. The Board also noted that each Fund’s expenses are managed pursuant to a contractual expense limitation. The Board noted a general increase in Trust assets since the last contract renewal. The Board determined that the advisory fees are structured appropriately based on the size of the Funds.

Analysis of the rates charged by other investment advisers to similar funds. The Board considered that a comparison of the advisory fees charged by the Adviser with respect to the Funds to advisory fees charged by other investment advisers to other funds with a similar investment strategy and size reflected that the fees charged by the Adviser are comparable to those charged by other investment advisers to other similar funds.

Expense ratios of the Fund as compared to data for comparable funds. The Board considered that a comparison of the net annual operating expense for Class A shares of each Fund to other funds with a similar investment strategy and size, as determined by the Adviser, reflected that the net operating expense of 0.98% for Class A shares of each Fund is comparable to, although generally higher than, that of other similar funds.

Information with respect to all benefits to the Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund. The Board noted that the Adviser and its affiliates do not realize material direct benefits from their relationship to the Funds except for fees earned for services provided. The Board considered that the Adviser uses an internal model to provide services to the Funds and that the Adviser or its affiliates provide most services to the Funds including distribution and transfer agency services. The Board considered that the Adviser does not benefit from soft dollar arrangements with respect to securities trading in the Funds in light of the types of securities traded for the Funds. The Board considered the foregoing in reaching its conclusion that the advisory fees are reasonable.

In voting unanimously to renew the Advisory Agreement, the Board did not identify any single factor as being of paramount importance. The Board noted that their discussion in this regard was premised on numerous factors including the nature, extent and quality of the services provided by Viking, Viking’s resources, the strategic plan involving the Funds, and the potential for increased distribution and growth of the Funds. The Board unanimously determined that, after considering all relevant factors, the renewal of the Advisory Agreement is in the best interests of each of the Funds and that the advisory fees are reasonable in light of the nature, extent and quality of services provided by the Adviser.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds’ website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-PORT and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds’ website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Equity Funds

Integrity Dividend Harvest Fund

Integrity Energized Dividend Fund

Integrity ESG Growth & Income Fund

Integrity Mid-North American Resources Fund

Corporate Bond Fund

Integrity High Income Fund

State-Specific Tax-Exempt Bond Funds

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Government Bond Fund

Integrity Short Term Government Fund

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS

(a)	(1)	The registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant’s annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 1, 2021

By: /s/ Shelly Nahrstedt
Shelly Nahrstedt
Treasurer

April 1, 2021